    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 2, 2000


                                             REGISTRATION NOS. 33-75292/811-3240
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

                             ---------------------


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No.              [ ]
                        Post Effective Amendment No. 18          [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Amendment No. 66                         [X]


                             ---------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 526-5251
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             ---------------------

                              PAULETTA P. COHN, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

            It is proposed that this filing will become effective:

              ___  immediately upon filing pursuant to paragraph (b) of Rule 485

             [_X_  November 2, 2000 pursuant to paragraph (b) of Rule 485]

              ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
              ___  on (date) pursuant to paragraph (a)(1) of Rule 485

           TITLE OF SECURITIES BEING REGISTERED: Group and Individual
                           Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                             PORTFOLIO DIRECTOR PLUS
                           Fixed and Variable Annuity
                               Separate Account A

                                 For Series 1-12

                       Supplement issued November 1, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages

Insert the following above "Separate Account A":
Fixed and Variable Annuity

Inside Cover Pages (changes underlined)

The Variable Annuity life Insurance Company
Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts
Portfolio Director(R) Plus Fixed and Variable Annuity
                           --------------------------

First paragraph, inside cover page (changes underlined)

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series Portfolio Director Plus that consist of group and individual fixed and variable
                                                             ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

--------------------------------------------------------------------------------
Portfolio Director Plus will be adding 20 variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
--------------------------------------------------------------------------------

Additions to the Fee Tables

SEPARATE ACCOUNT EXPENSES, PAGE 2                                                     Administration
                                                                    Mortality and          and         Total Separate
                              Fund                                 Expense Risk Fee  Distribution Fee    Account Fee
                              ----                                 ----------------  ----------------  --------------
North American - AG Nasdaq-100(R) Index Fund                             0.25%             0.75%            1.00%

North American - American Century Income & Growth Fund                   0.25              0.75             1.00

North American - American Century International Growth Fund              0.25              0.75             1.00

North American - Founders Large Cap Growth Fund                          0.25              0.75             1.00

North American - Founders/T. Rowe Price Small Cap Fund                   0.25              0.75             1.00

North American - Putnam Opportunities Fund                               0.25              0.75             1.00

North American - T. Rowe Price Blue Chip Growth Fund                     0.25              0.75             1.00

North American - T. Rowe Price Health Sciences Fund                      0.25              0.75             1.00

Ariel Appreciation Fund                                                  0.25              1.00             1.25

Ariel Fund                                                               0.25              1.00             1.25

Dreyfus Basic GNMA Fund                                                  0.25              1.00             1.25

Evergreen Special Equity Fund, Class A                                   0.25              1.00             1.25

INVESCO Blue Chip Growth Fund, Investor Class                            0.25              1.00             1.25

Janus Adviser Worldwide Fund                                             0.25              1.00             1.25

Janus Fund                                                               0.25              1.00             1.25

Lou Holland Growth Fund                                                  0.25              1.00             1.25

MAS Mid Cap Growth Portfolio, Advisor Class                              0.25              1.00             1.25

Sit Mid Cap Growth Fund                                                  0.25              1.00             1.25

Sit Small Cap Growth Fund                                                0.25              1.00             1.25

Warburg Pincus Small Company Growth Fund, Common Class                   0.25              1.00             1.25

FUND ANNUAL EXPENSES, PAGE 3                                                                       Other      Total Fund
                                                                   Management                    Expenses      Expenses
                                                                   Fees (After                  (After Fee    (After Fee
                              Fund                                 Fee Waiver)    12b-1 Fees      Waiver)       Waiver)
                              ----                                 -----------    ----------    ----------    ----------
North American - AG Nasdaq-100(R) Index Fund                           0.40%           --          0.10%         0.50%

North American - American Century Income & Growth Fund                 0.77            --          0.06          0.83

North American - American Century International Growth Fund            1.00            --          0.06          1.06

North American - Founders Large Cap Growth Fund                        1.00            --          0.06          1.06

North American - Founders/T. Rowe Price Small Cap Fund                 0.90            --          0.06          0.96

North American - Putnam Opportunities Fund                             0.95            --          0.06          1.01

North American - T. Rowe Price Blue Chip Growth Fund                   0.80            --          0.06          0.86

North American - T. Rowe Price Health Sciences Fund                    1.00            --          0.06          1.06

Ariel Appreciation Fund                                                0.75          0.25%         0.26          1.26

Ariel Fund                                                             0.65          0.25          0.35          1.25

Dreyfus Basic GNMA Fund                                                0.26            --          1.29          1.55

Evergreen Special Equity Fund, Class A                                 0.90          0.25          0.16          1.31

INVESCO Blue Chip Growth Fund, Investor Class                          0.53          0.25          0.26          1.04

Janus Adviser Worldwide Fund                                           0.65          0.25          0.30          1.20

Janus Fund                                                             0.65            --          0.20          0.85

Lou Holland Growth Fund                                                0.85            --          0.50          1.35

MAS Mid Cap Growth Portfolio, Advisor Class                            0.50          0.25          0.13          0.88

Sit Mid Cap Growth Fund                                                1.00            --            --          1.00

Sit Small Cap Growth Fund                                              1.50            --            --          1.50

Warburg Pincus Small Company Growth Fund, Common Class                 0.00          0.25          1.15          1.40

Waivers and Fee Reimbursements:

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.

Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003. Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.

Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

ADDITIONS TO EXAMPLE #1, PAGE 5

                              Fund                                    1 Year        3 Years       5 Years      10 Years
                              ----                                    ------        -------       -------      --------
North American - AG Nasdaq-100(R) Index Fund                           $16           $49           $ 84          $184

North American - American Century Income & Growth Fund                  19            59            101           219

North American - American Century International Growth Fund             21            66            113           244

North American - Founders Large Cap Growth Fund                         21            66            113           244

North American - Founders/T. Rowe Price Small Cap Fund                  20            63            108           233

North American - Putnam Opportunities Fund                              21            64            110           238

North American - T. Rowe Price Blue Chip Growth Fund                    19            60            103           223

North American - T. Rowe Price Health Sciences Fund                     21            66            113           244

Ariel Appreciation Fund                                                 26            79            136           289

Ariel Fund                                                              26            79            135           288

Dreyfus Basic GNMA Fund                                                 29            88            150           317

Evergreen Special Equity Fund, Class A                                  26            81            138           294

INVESCO Blue Chip Growth Fund, Investor Class                           24            73            125           267

Janus Adviser Worldwide Fund                                            25            78            133           283

Janus Fund                                                              22            67            115           248

Lou Holland Growth Fund                                                 27            82            140           298

MAS Mid Cap Growth Portfolio, Advisor Class                             22            68            117           251

Sit Mid Cap Growth Fund                                                 23            72            123           263

Sit Small Cap Growth Fund                                               28            87            147           312

Warburg Pincus Small Company Growth Fund, Common Class                  27            84            143           303

ADDITIONS TO EXAMPLE #2, PAGE 6

                              Fund                                    1 Year        3 Years       5 Years      10 Years
                              ----                                    ------        -------       -------      --------
North American - AG Nasdaq-100(R) Index Fund                           $62           $ 99          $134          $184

North American - American Century Income & Growth Fund                  65            108           151           219

North American - American Century International Growth Fund             68            115           163           244

North American - Founders Large Cap Growth Fund                         68            115           163           244

North American - Founders/T. Rowe Price Small Cap Fund                  67            112           158           233

North American - Putnam Opportunities Fund                              67            113           160           238

North American - T. Rowe Price Blue Chip Growth Fund                    66            109           153           223

North American - T. Rowe Price Health Sciences Fund                     68            115           163           244

Ariel Appreciation Fund                                                 72            128           186           289

Ariel Fund                                                              72            127           185           288

Dreyfus Basic GNMA Fund                                                 75            136           200           317

Evergreen Special Equity Fund, Class A                                  72            129           188           294

INVESCO Blue Chip Growth Fund, Investor Class                           70            121           175           267

Janus Adviser Worldwide Fund                                            71            126           183           283

Janus Fund                                                              68            116           165           248

Lou Holland Growth Fund                                                 73            130           190           298

MAS Mid Cap Growth Portfolio, Advisor Class                             68            117           167           251

Sit Mid Cap Growth Fund                                                 69            120           173           263

Sit Small Cap Growth Fund                                               74            135           197           312

Warburg Pincus Small Company Growth Fund, Common Class                  73            132           193           303

SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.

North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC

North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.

North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.

North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

Each of the North American funds shown above is a series of North American Funds Variable Product Series I.

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.

Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.

Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)

INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.

Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation

Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation

Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.

MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.

Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.

Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                             PORTFOLIO DIRECTOR PLUS
                           Fixed and Variable Annuity
                               Separate Account A

                              For Series 1.20-12.20

                       Supplement issued November 1, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages

Insert the following above "Separate Account A":
Fixed and Variable Annuity

Inside Cover Pages (changes underlined)

The Variable Annuity life Insurance Company
Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts
Portfolio Director(R) Plus Fixed and Variable Annuity
                           --------------------------

First paragraph, inside cover page (changes underlined)

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series Portfolio Director Plus that consist of group and individual fixed and variable
                                                             ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

--------------------------------------------------------------------------------
Portfolio Director Plus will be adding 20 variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
--------------------------------------------------------------------------------

Additions to the Fee Tables

SEPARATE ACCOUNT EXPENSES, PAGE 2                                           Administration
                                                             Mortality and       and
                                                             Expense Risk    Distribution   Total Separate
                          Fund                                    Fee            Fee         Account Fee
                          ----                               -------------  --------------  --------------
North American - AG Nasdaq-100(R)Index Fund                      0.25%           0.55%          0.80%
North American - American Century Income & Growth Fund           0.25            0.55           0.80
North American - American Century International Growth Fund      0.25            0.55           0.80
North American - Founders Large Cap Growth Fund                  0.25            0.55           0.80
North American - Founders/T. Rowe Price Small Cap Fund           0.25            0.55           0.80
North American - Putnam Opportunities Fund                       0.25            0.55           0.80
North American - T. Rowe Price Blue Chip Growth Fund             0.25            0.55           0.80
North American - T. Rowe Price Health Sciences Fund              0.25            0.55           0.80
Ariel Appreciation Fund                                          0.25            0.80           1.05
Ariel Fund                                                       0.25            0.80           1.05
Dreyfus Basic GNMA Fund                                          0.25            0.80           1.05
Evergreen Special Equity Fund, Class A                           0.25            0.80           1.05
INVESCO Blue Chip Growth Fund, Investor Class                    0.25            0.80           1.05
Janus Adviser Worldwide Fund                                     0.25            0.80           1.05
Janus Fund                                                       0.25            0.80           1.05
Lou Holland Growth Fund                                          0.25            0.80           1.05
MAS Mid Cap Growth Portfolio, Advisor Class                      0.25            0.80           1.05
Sit Mid Cap Growth Fund                                          0.25            0.80           1.05
Sit Small Cap Growth Fund                                        0.25            0.80           1.05
Warburg Pincus Small Company Growth Fund, Common Class           0.25            0.80           1.05

FUND ANNUAL EXPENSES, PAGE 3                                 Management                 Other    Total Fund
                                                                Fees                  Expenses    Expenses
                                                             (After Fee              (After Fee  (After Fee
                       Fund                                    Waiver)   12b-1 Fees    Waiver)     Waiver)
                       ----                                  ----------  ----------  ----------  ----------

North American - AG Nasdaq-100(R)Index Fund                     0.40%         --        0.10%       0.50%
North American - American Century Income & Growth Fund          0.77          --        0.06        0.83
North American - American Century International Growth Fund     1.00          --        0.06        1.06
North American - Founders Large Cap Growth Fund                 1.00          --        0.06        1.06
North American - Founders/T. Rowe Price Small Cap Fund          0.90          --        0.06        0.96
North American - Putnam Opportunities Fund                      0.95          --        0.06        1.01
North American - T. Rowe Price Blue Chip Growth Fund            0.80          --        0.06        0.86
North American - T. Rowe Price Health Sciences Fund             1.00          --        0.06        1.06
Ariel Appreciation Fund                                         0.75        0.25%       0.26        1.26
Ariel Fund                                                      0.65        0.25        0.35        1.25
Dreyfus Basic GNMA Fund                                         0.26          --        1.29        1.55
Evergreen Special Equity Fund, Class A                          0.90        0.25        0.16        1.31
INVESCO Blue Chip Growth Fund, Investor Class                   0.53        0.25        0.26        1.04
Janus Adviser Worldwide Fund                                    0.65        0.25        0.30        1.20
Janus Fund                                                      0.65          --        0.20        0.85
Lou Holland Growth Fund                                         0.85          --        0.50        1.35
MAS Mid Cap Growth Portfolio, Advisor Class                     0.50        0.25        0.13        0.88
Sit Mid Cap Growth Fund                                         1.00          --          --        1.00
Sit Small Cap Growth Fund                                       1.50          --          --        1.50
Warburg Pincus Small Company Growth Fund, Common Class          0.00        0.25        1.15        1.40

Waivers and Fee Reimbursements:

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.

Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.

Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.

Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

ADDITIONS TO EXAMPLE #1, PAGE 5

                         Fund                                        1 Year        3 Years       5 Years       10 Years
                         ----                                        ------        -------       -------       --------
North American - AG Nasdaq-100(R)Index Fund                            $14           $42           $ 73          $162
North American - American Century Income & Growth Fund                  17            53             91           198
North American - American Century International Growth Fund             19            60            103           223
North American - Founders Large Cap Growth Fund                         19            60            103           223
North American - Founders/T. Rowe Price Small Cap Fund                  18            57             98           212
North American - Putnam Opportunities Fund                              19            58            100           217
North American - T. Rowe Price Blue Chip Growth Fund                    17            54             92           201
North American - T. Rowe Price Health Sciences Fund                     19            60            103           223
Ariel Appreciation Fund                                                 24            73            126           269
Ariel Fund                                                              24            73            125           268
Dreyfus Basic GNMA Fund                                                 27            82            140           298
Evergreen Special Equity Fund, Class A                                  24            75            128           274
INVESCO Blue Chip Growth Fund, Investor Class                           22            67            114           247
Janus Adviser Worldwide Fund                                            23            72            123           263
Janus Fund                                                              20            61            105           227
Lou Holland Growth Fund                                                 25            76            130           278
MAS Mid Cap Growth Portfolio, Advisor Class                             20            62            106           230
Sit Mid Cap Growth Fund                                                 21            65            112           242
Sit Small Cap Growth Fund                                               26            81            138           293
Warburg Pincus Small Company Growth Fund, Common Class                  25            78            133           283

ADDITIONS TO EXAMPLE #2, PAGE 6

                         Fund                                        1 Year        3 Years       5 Years       10 Years
                         ----                                        ------        -------       -------       --------
North American - AG Nasdaq-100(R)Index Fund                            $60           $ 92          $123          $162
North American - American Century Income & Growth Fund                  63            102           141           198
North American - American Century International Growth Fund             66            109           153           223
North American - Founders Large Cap Growth Fund                         66            109           153           223
North American - Founders/T. Rowe Price Small Cap Fund                  65            106           148           212
North American - Putnam Opportunities Fund                              65            108           150           217
North American - T. Rowe Price Blue Chip Growth Fund                    64            103           142           201
North American - T. Rowe Price Health Sciences Fund                     66            109           153           223
Ariel Appreciation Fund                                                 70            122           176           269
Ariel Fund                                                              70            122           175           268
Dreyfus Basic GNMA Fund                                                 73            130           190           298
Evergreen Special Equity Fund, Class A                                  70            123           178           274
INVESCO Blue Chip Growth Fund, Investor Class                           68            116           164           247
Janus Adviser Worldwide Fund                                            69            120           173           263
Janus Fund                                                              66            110           155           227
Lou Holland Growth Fund                                                 71            125           180           278
MAS Mid Cap Growth Portfolio, Advisor Class                             66            111           156           230
Sit Mid Cap Growth Fund                                                 68            115           162           242
Sit Small Cap Growth Fund                                               72            129           188           293
Warburg Pincus Small Company Growth Fund, Common Class                  71            126           183           283

SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.

North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC

North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.

North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.

North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

Each of the North American funds shown above is a series of North American Funds Variable Product Series I.

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.

Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.

Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)

INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.

Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation

Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation

Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.

MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.

Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.

Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                             PORTFOLIO DIRECTOR PLUS
                           Fixed and Variable Annuity
                               Separate Account A

                              For Series 1.40-12.40

                       Supplement issued November 1, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages

Insert the following above "Separate Account A":

Fixed and Variable Annuity

Inside Cover Pages (changes underlined)

The Variable Annuity life Insurance Company

Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts

Portfolio Director(R) Plus Fixed and Variable Annuity
                           --------------------------

First paragraph, inside cover page (changes underlined)

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series Portfolio Director Plus that consist of group and individual fixed and variable
                                                             ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

-------------------------------------------------------------------------------
Portfolio Director Plus will be adding 20 variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
-------------------------------------------------------------------------------

Additions to the Fee Tables

SEPARATE ACCOUNT EXPENSES, PAGE 2                                                     Administration
                                                                    Mortality and          and          Total Separate
                                                                    Expense Risk       Distribution        Account
                              Fund                                       Fee               Fee               Fee
                              ----                                  -------------     --------------    --------------
North American - AG Nasdaq-100(R)Index Fund                              0.25%             0.35%            0.60%
North American - American Century Income & Growth Fund                   0.25              0.35             0.60
North American - American Century International Growth Fund              0.25              0.35             0.60
North American - Founders Large Cap Growth Fund                          0.25              0.35             0.60
North American - Founders/T. Rowe Price Small Cap Fund                   0.25              0.35             0.60
North American - Putnam Opportunities Fund                               0.25              0.35             0.60
North American - T. Rowe Price Blue Chip Growth Fund                     0.25              0.35             0.60
North American - T. Rowe Price Health Sciences Fund                      0.25              0.35             0.60
Ariel Appreciation Fund                                                  0.25              0.60             0.85
Ariel Fund                                                               0.25              0.60             0.85
Dreyfus Basic GNMA Fund                                                  0.25              0.60             0.85
Evergreen Special Equity Fund, Class A                                   0.25              0.60             0.85
INVESCO Blue Chip Growth Fund, Investor Class                            0.25              0.60             0.85
Janus Adviser Worldwide Fund                                             0.25              0.60             0.85
Janus Fund                                                               0.25              0.60             0.85
Lou Holland Growth Fund                                                  0.25              0.60             0.85
MAS Mid Cap Growth Portfolio, Advisor Class                              0.25              0.60             0.85
Sit Mid Cap Growth Fund                                                  0.25              0.60             0.85
Sit Small Cap Growth Fund                                                0.25              0.60             0.85
Warburg Pincus Small Company Growth Fund, Common Class                   0.25              0.60             0.85

FUND ANNUAL EXPENSES, PAGE 3                                                                      Other       Total Fund
                                                                   Management                    Expenses      Expenses
                                                                   Fees (After                  (After Fee    (After Fee
                              Fund                                 Fee Waiver)     12b-1 Fees     Waiver)       Waiver)
                              ----                                 -----------     ----------   ----------    ----------
North American - AG Nasdaq-100(R)Index Fund                            0.40%           --          0.10%         0.50%
North American - American Century Income & Growth Fund                 0.77            --          0.06          0.83
North American - American Century International Growth Fund            1.00            --          0.06          1.06
North American - Founders Large Cap Growth Fund                        1.00            --          0.06          1.06
North American - Founders/T. Rowe Price Small Cap Fund                 0.90            --          0.06          0.96
North American - Putnam Opportunities Fund                             0.95            --          0.06          1.01
North American - T. Rowe Price Blue Chip Growth Fund                   0.80            --          0.06          0.86
North American - T. Rowe Price Health Sciences Fund                    1.00            --          0.06          1.06
Ariel Appreciation Fund                                                0.75          0.25%         0.26          1.26
Ariel Fund                                                             0.65          0.25          0.35          1.25
Dreyfus Basic GNMA Fund                                                0.26            --          1.29          1.55
Evergreen Special Equity Fund, Class A                                 0.90          0.25          0.16          1.31
INVESCO Blue Chip Growth Fund, Investor Class                          0.53          0.25          0.26          1.04
Janus Adviser Worldwide Fund                                           0.65          0.25          0.30          1.20
Janus Fund                                                             0.65            --          0.20          0.85
Lou Holland Growth Fund                                                0.85            --          0.50          1.35
MAS Mid Cap Growth Portfolio, Advisor Class                            0.50          0.25          0.13          0.88
Sit Mid Cap Growth Fund                                                1.00            --            --          1.00
Sit Small Cap Growth Fund                                              1.50            --            --          1.50
Warburg Pincus Small Company Growth Fund, Common Class                 0.00          0.25          1.15          1.40

Waivers and Fee Reimbursements:

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.

Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.

Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.

Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

ADDITIONS TO EXAMPLE #1, PAGE 5

                              Fund                                    1 Year        3 Years       5 Years      10 Years
                              ----                                    ------        -------       -------      --------
North American - AG Nasdaq-100(R)Index Fund                            $12           $36           $63           $139
North American - American Century Income & Growth Fund                  15            46            80            176
North American - American Century International Growth Fund             17            54            92            201
North American - Founders Large Cap Growth Fund                         17            54            92            201
North American - Founders/T. Rowe Price Small Cap Fund                  16            51            87            190

North American - Putnam Opportunities Fund                              17            52            90            196
North American - T. Rowe Price Blue Chip Growth Fund                    15            47            82            179
North American - T. Rowe Price Health Sciences Fund                     17            54            92            201
Ariel Appreciation Fund                                                 22            67           115            249
Ariel Fund                                                              22            67           115            248
Dreyfus Basic GNMA Fund                                                 25            76           130            278
Evergreen Special Equity Fund, Class A                                  22            69           118            254
INVESCO Blue Chip Growth Fund, Investor Class                           20            61           104            226
Janus Adviser Worldwide Fund                                            21            65           112            242
Janus Fund                                                              18            55            94            206
Lou Holland Growth Fund                                                 23            70           120            258
MAS Mid Cap Growth Portfolio, Advisor Class                             18            56            96            209
Sit Mid Cap Growth Fund                                                 19            59           102            222
Sit Small Cap Growth Fund                                               24            75           128            273
Warburg Pincus Small Company Growth Fund, Common Class                  23            72           123            263


ADDITIONS TO EXAMPLE #2, PAGE 6

                              Fund                                    1 Year        3 Years       5 Years      10 Years
                              ----                                    ------        -------       -------      --------
North American - AG Nasdaq-100(R)Index Fund                            $58           $ 86          $113          $139
North American - American Century Income & Growth Fund                  62             96           130           176
North American - American Century International Growth Fund             64            103           142           201
North American - Founders Large Cap Growth Fund                         64            103           142           201
North American - Founders/T. Rowe Price Small Cap Fund                  63            100           137           190
North American - Putnam Opportunities Fund                              63            102           140           196
North American - T. Rowe Price Blue Chip Growth Fund                    62             97           132           179
North American - T. Rowe Price Health Sciences Fund                     64            103           142           201
Ariel Appreciation Fund                                                 68            116           165           249
Ariel Fund                                                              68            116           165           248
Dreyfus Basic GNMA Fund                                                 71            125           180           278
Evergreen Special Equity Fund, Class A                                  69            118           168           254
INVESCO Blue Chip Growth Fund, Investor Class                           66            110           154           226
Janus Adviser Worldwide Fund                                            68            115           162           242
Janus Fund                                                              64            104           144           206
Lou Holland Growth Fund                                                 69            119           170           258
MAS Mid Cap Growth Portfolio, Advisor Class                             64            105           146           209
Sit Mid Cap Growth Fund                                                 66            109           152           222
Sit Small Cap Growth Fund                                               70            123           178           273
Warburg Pincus Small Company Growth Fund, Common Class                  69            120           173           263

SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.

North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC

North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.

North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.

North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

Each of the North American funds shown above is a series of North American Funds Variable Product Series I.

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.

Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.

Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)

INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.

Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation

Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation

Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.

MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.

Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.

Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              PORTFOLIO DIRECTOR 2
                           Fixed and Variable Annuity
                               Separate Account A

                                 For Series 1-12

                       Supplement issued November 1, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages

Insert the following above "Separate Account A":

Fixed and Variable Annuity

Inside Cover Pages (changes underlined)

The Variable Annuity life Insurance Company

Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts

Portfolio Director(R) 2 Fixed and Variable Annuity
                        --------------------------

First paragraph, inside cover page (changes underlined)

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of

Portfolio Director 2 that consist of group and individual fixed and variable
                                                          ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

--------------------------------------------------------------------------------
Portfolio Director 2 will be adding several new variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
--------------------------------------------------------------------------------

Additions to the Fee Tables, page 2



SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net                     Administration         Separate
assets):                                    Mortality and         and               Account
                                             Expense Risk    Distribution           Expense        Total Separate
                    Fund                         Fee              Fee             Reimbursement     Account Fee
                    ----                    -------------    ---------------      -------------    --------------

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES I

     North American - AG Asset                     0.25%             0.75%              --              1.00%
     Allocation Fund

     North American - AG Capital                   0.25              0.75               --              1.00
     Conservation Fund

     North American - AG Government                0.25              0.75               --              1.00
     Securities Fund

     North American - AG Growth                    0.25              0.75               --              1.00
     & Income Fund

     North American - AG International             0.25              0.75               --              1.00
     Equities Fund

     North American - AG MidCap Index              0.25              0.75               --              1.00
     Fund

     North American - AG Nasdaq-100(R)             0.25              0.75               --              1.00
     Index Fund

     North American - AG Small Cap                 0.25              0.75               --              1.00
     Index Fund

     North American - American Century             0.25              0.75               --              1.00



     Income & Growth Fund

     North American - American Century             0.25              0.75               --              1.00
     International Growth Fund

     North American - Founders Large               0.25              0.75               --              1.00
     Cap Growth Fund

     North American - Founders/T. Rowe             0.25              0.75               --              1.00
     Price Small Cap Fund

     North American - Putnam                       0.25              0.75               --              1.00
     Opportunities Fund

     North American - T. Rowe Price Blue           0.25              0.75               --              1.00
     Chip Growth Fund

     North American - T. Rowe Price                0.25              0.75               --              1.00
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                0.25              0.75             (0.25%)           0.75
     Growth Lifestyle Fund

     North American - AG Conservative              0.25              0.75             (0.25)            0.75
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.25              0.75             (0.25)            0.75

     North American - AG High Yield                0.25              0.75             (0.25)            0.75
     Bond Fund

     North American - AG Moderate Growth           0.25              0.75             (0.25)            0.75
     Lifestyle Fund

     North American - AG 2 Money Market            0.25              0.75             (0.25)            0.75
     Fund

     North American - AG Socially                  0.25              0.75             (0.25)            0.75
     Responsible Fund

     North American - AG Strategic Bond            0.25              0.75             (0.25)            0.75
     Fund

     North American - Goldman Sachs                0.25              0.75             (0.25)            0.75
     Large Cap Growth Fund

     North American International Growth           0.25              0.75             (0.25)            0.75
     Fund

     North American - INVESCO MidCap               0.25              0.75             (0.25)            0.75
     Growth Fund

     North American - J.P. Morgan Small            0.25              0.75             (0.25)            0.75
     Cap Growth Fund

     North American Small Cap Value                0.25              0.75             (0.25)            0.75
     Fund

     North American - State Street Large           0.25              0.75             (0.25)            0.75
     Cap Value Fund

     North American - Neuberger Berman             0.25              0.75             (0.25)            0.75
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.25              1.00               --              1.25

     Ariel Fund                                    0.25              1.00               --              1.25

Dreyfus Basic GNMA Fund                            0.25              1.00               --              1.25

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.25              1.00             (0.25)            1.00
     Class A

     Evergreen Small Cap Value Fund,               0.25              1.00             (0.25)            1.00
     Class A


     Evergreen Value Fund, Class A                 0.25              1.00             (0.25)            1.00

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.25              1.00               --              1.25
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                 0.25              1.00               --              1.25

INVESCO Blue Chip Growth Fund,                     0.25              1.00               --              1.25
     Investor Class

Janus Adviser Worldwide Fund                       0.25              1.00               --              1.25

Janus Fund                                         0.25              1.00               --              1.25

Lou Holland Growth Fund                            0.25              1.00               --              1.25

MAS Mid Cap Growth Portfolio,                      0.25              1.00               --              1.25
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       0.25              1.00               --              1.25

     Sit Small Cap Growth Fund                     0.25              1.00               --              1.25

Vanguard LifeStrategy Conservative                 0.25              1.00               --              1.25
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.25              1.00               --              1.25

Vanguard LifeStrategy Moderate                     0.25              1.00               --              1.25
     Growth Fund

Warburg Pincus Small Company                       0.25              1.00               --              1.25
     Growth Fund, Common Class


For the funds above that reflect Separate Account Expense Reimbursement, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee, reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement, the charges as shown are reduced by certain payments received from the underlying fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in the prospectus for more information.


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):                                                                Total Fund
                                              Management Fees                     Other Expenses   Expenses (After
                                                (After Fee                        (After Expense       Expense
                    Fund                          Waiver)         12b-1 Fees         Waiver)           Waiver)
                    ----                      ---------------     ----------      --------------   ---------------

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES I

     North American - AG Asset                     0.50%              --               0.07%            0.57%
     Allocation Fund

     North American - AG Capital                   0.50               --               0.10             0.60
     Conservation Fund

     North American - AG Government                0.50               --               0.09             0.59
     Securities Fund

     North American - AG Growth                    0.75               --               0.07             0.82
     & Income Fund

     North American - AG International             0.35               --               0.08             0.43
     Equities Fund

     North American - AG MidCap Index              0.31               --               0.07             0.38
     Fund

     North American - AG Nasdaq-100(R)             0.40               --               0.10             0.50
     Index Fund

     North American - AG Small Cap                 0.35               --               0.06             0.41
     Index Fund

     North American - American Century             0.77               --               0.06             0.83
     Income & Growth Fund

     North American - American Century             1.00               --               0.06             1.06
     International Growth Fund

     North American - Founders Large               1.00               --               0.06             1.06
     Cap Growth Fund

     North American - Founders/T. Rowe             0.90               --               0.06             0.96
     Price Small Cap Fund

     North American - Putnam                       0.95               --               0.06             1.01
     Opportunities Fund

     North American - T. Rowe Price Blue           0.80               --               0.06             0.86
     Chip Growth Fund

     North American - T. Rowe Price                1.00               --               0.06             1.06
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                0.10               --                --              0.10
     Growth Lifestyle Fund

     North American - AG Conservative              0.10               --                --              0.10
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.50               --               0.30             0.80

     North American - AG High Yield                0.69               --               0.29             0.98
     Bond Fund

     North American - AG Moderate Growth           0.10               --                --              0.10
     Lifestyle Fund

     North American - AG 2 Money Market            0.24               --               0.30             0.54
     Fund

     North American - AG Socially                  0.25               --               0.30             0.55
     Responsible Fund

     North American - AG Strategic Bond            0.59               --               0.29             0.88
     Fund

     North American - Goldman Sachs                0.52               --               0.29             0.81
     Large Cap Growth Fund

     North American International Growth           0.88               --               0.25             1.13
     Fund

     North American - INVESCO MidCap               0.63               --               0.14             0.77
     Growth Fund

     North American - J.P. Morgan Small            0.81               --               0.30             1.11
     Cap Growth Fund

     North American Small Cap Value                0.74               --               0.22             0.96
     Fund

     North American - State Street Large           0.49               --               0.31             0.80
     Cap Value Fund

     North American - Neuberger Berman             0.74               --               0.29             1.03
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.75              0.25%             0.26             1.26

     Ariel Fund                                    0.65              0.25              0.35             1.25

Dreyfus Basic GNMA Fund                            0.26               --               1.29             1.55

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.89              0.25              0.29             1.43
     Class A

     Evergreen Small Cap Value Fund,               1.00              0.25              0.42             1.67
     Class A

     Evergreen Value Fund, Class A                 0.50              0.25              0.25             1.00

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.90              0.25              0.16             1.31
     Class A


FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                 0.60                --              0.18             0.78

INVESCO Blue Chip Growth Fund,                     0.53              0.25              0.26             1.04
Investor Class

Janus Adviser Worldwide Fund                       0.65              0.25              0.30             1.20

Janus Fund                                         0.65                --              0.20             0.85

Lou Holland Growth Fund                            0.85                --              0.50             1.35

MAS Mid Cap Growth Portfolio,                      0.50              0.25              0.13             0.88
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       1.00                --                --             1.00

     Sit Small Cap Growth Fund                     1.50                --                --             1.50

Vanguard LifeStrategy Conservative                 0.28                --                --             0.28
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.29                --                --             0.29

Vanguard LifeStrategy Moderate                     0.29                --                --             0.29
     Growth Fund

Warburg Pincus Small Company                       0.00              0.25              1.15             1.40
     Growth Fund, Common Class


Notes concerning the Fund Annual Expenses Table:

North American Fund Variable Product Series II: The management of the Funds waived or reimbursed fees during the fiscal year shown. In the absence of these waivers, management fees, other expenses and total annual portfolio operating expenses, respectively would be: Core Bond Fund, 0.50%, 1.04% and 1.54%; High Yield Bond Fund, 0.69%, 1.05% and 1.74%; International Growth Fund, 0.88%, 1.02% and 1.90%; Large Cap Growth Fund, 0.52%, 0.92% and 1.44%; Large Cap Value Fund, 0.49%, 1.02% and 1.51%; Mid Cap Growth Fund, 0.63%, 1.01% and 1.64%; Mid Cap
Value Fund, 0.74%, 0.99% and 1.73%; Money Market Fund, 0.24%, 0.99% and 1.23%;
Small Cap Growth Fund, 0.81%, 0.97% and 1.78%; Small Cap Value Fund, 0.74%, 1.01% and 1.75%; Socially Responsible Fund, 0.25%, 0.98% and 1.23%; and Strategic Bond Fund, 0.59%, 1.05% and 1.64%.

North American Fund Variable Product Series II: Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the Aggressive Growth Lifestyle Fund is 1.04%, Conservative Growth Lifestyle Fund is 0.95%, and Moderate Growth Lifestyle Fund is 0.98%. Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the underlying funds is maintained.

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.

Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.

Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.

Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Templeton Asset Strategy Fund: On February 8, 2000, shareholders of the Templeton Asset Allocation Fund approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Annual Expenses 0.74%.

Vanguard: The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1999. However, while the funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds indirectly bear the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratios that the Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund, and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 1999 was 0.28%, 0.29% and 0.29%, respectively.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

EXAMPLE #1


                    Fund                          1 Year            3 years          5 Years          10 Years
                    ----                          ------            -------          -------          --------

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     $16               $51               $88              $192
     Allocation Fund

     North American - AG Capital                    17                52                89               195
     Conservation Fund

     North American - AG Government                 17                51                89               194
     Securities Fund

     North American - AG Growth &   Income          19                58               101               218
     Fund

     North American - AG International              15                46                80               176
     Equities Fund

     North American - AG MidCap Index               14                45                78               171
     Fund

     North American - AG Nasdaq-100(R)              16                49                84               184
     Index Fund

     North American - AG Small Cap  Index           15                46                79               174
     Fund

     North American - American Century              19                59               101               219
     Income & Growth Fund

     North American - American Century              21                66               113               244
     International Growth Fund

     North American - Founders Large                21                66               113               244
     Cap Growth Fund

     North American - Founders/T. Rowe              20                63               108               233
     Price Small Cap Fund

     North American - Putnam                        21                64               110               238
     Opportunities Fund

     North American - T. Rowe Price Blue            19                60               103               223
     Chip Growth Fund

     North American - T. Rowe Price                 21                66               113               244
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                  9                28                49               110
     Growth Lifestyle Fund

     North American - AG Conservative                9                28                49               110
     Growth Lifestyle Fund

     North American - AG Core Bond  Fund            16                50                87               189

     North American - AG High Yield                 18                56                96               209
     Bond Fund

     North American - AG Moderate   Growth           9                28                49               110
     Lifestyle Fund

     North American - AG 2 Money    Market          14                42                73               161
     Fund

     North American - AG Socially                   14                42                73               162
     Responsible Fund

     North American - AG Strategic Bond             17                53                91               198
     Fund


     North American - Goldman Sachs                 16                51                87               190
     Large Cap Growth Fund

     North American International Growth            19                60               104               225
     Fund

     North American - INVESCO MidCap                16                49                85               186
     Growth Fund

     North American - J.P. Morgan Small             19                60               103               223
     Cap Growth Fund

     North American Small Cap Value                 18                55                95               207
     Fund

     North American - State Street Large            16                50                87               189
     Cap Value Fund

     North American - Neuberger Berman              18                57                99               214
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        26                79               136               289

     Ariel Fund                                     26                79               135               288

Dreyfus Basic GNMA Fund                             29                88               150               317

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              25                77               132               281
     Class A

     Evergreen Small Cap Value Fund,                27                84               144               304
     Class A

     Evergreen Value Fund, Class A                  21                64               110               237

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 26                81               138               294
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                  21                65               111               240

INVESCO Blue Chip Growth Fund,                      24                73               125               267
     Investor Class

Janus Adviser Worldwide Fund                        25                78               133               283

Janus Fund                                          22                67               115               248

Lou Holland Growth Fund                             27                82               140               298

MAS Mid Cap Growth Portfolio,                       22                68               117               251
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        23                72               123               263

     Sit Small Cap Growth Fund                      28                87               147               312

Vanguard LifeStrategy Conservative                  16                50                86               187
     Growth Fund

Vanguard LifeStrategy Growth Fund                   16                50                86               188

Vanguard LifeStrategy Moderate                      16                50                86               188
     Growth Fund

Warburg Pincus Small Company                        27                84               143               303
     Growth Fund, Common Class

EXAMPLE #2


                    Fund                          1 Year            3 Years          5 years          10 Years
                    ----                          ------            -------          -------          --------

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     $63               $101             $138              $192
     Allocation Fund

     North American - AG Capital                    63                101              139               195
     Conservation Fund

     North American - AG Government                 63                101              139               194
     Securities Fund


     North American - AG Growth & Income            65                108              151               218
     Fund

     North American - AG International              62                 96              130               176
     Equities Fund

     North American - AG MidCap Index               61                 95              128               171
     Fund

     North American - AG Nasdaq-100(R)              62                 99              134               184
     Index Fund

     North American - AG Small Cap Index            61                 96              129               174
     Fund

     North American - American Century              65                108              151               219
     Income & Growth Fund

     North American - American Century              68                115              163               244
     International Growth Fund

     North American - Founders Large                68                115              163               244
     Cap Growth Fund

     North American - Founders/T. Rowe              67                112              158               233
     Price Small Cap Fund

     North American - Putnam                        67                113              160               238
     Opportunities Fund

     North American - T. Rowe Price Blue            66                109              153               223
     Chip Growth Fund

     North American - T. Rowe Price                 68                115              163               244
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                 56                 78               99               110
     Growth Lifestyle Fund

     North American - AG Conservative               56                 78               99               110
     Growth Lifestyle Fund

     North American - AG Core Bond Fund             63                100              137               189

     North American - AG High Yield                 64                105              146               209
     Bond Fund

     North American - AG Moderate Growth            56                 78               99               110
     Lifestyle Fund

     North American - AG 2 Money Market             60                 92              123               161
     Fund

     North American - AG Socially                   60                 92              123               162
     Responsible Fund

     North American - AG Strategic Bond             63                102              141               198
     Fund

     North American - Goldman Sachs                 63                100              137               190
     Large Cap Growth Fund

     North American International Growth            66                110              154               225
     Fund

     North American - INVESCO MidCap                62                 99              135               186
     Growth Fund

     North American - J.P. Morgan Small             66                109              153               223
     Cap Growth Fund

     North American Small Cap Value                 64                105              145               207
     Fund

     North American - State Street Large            63                100              137               189
     Cap Value Fund


     North American - Neuberger Berman              65                107              149               214
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        72                128              186               289

     Ariel Fund                                     72                127              185               288

Dreyfus Basic GNMA Fund                             75                136              200               317

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              71                125              182               281
     Class A

     Evergreen Small Cap Value Fund,                73                132              194               304
     Class A

     Evergreen Value Fund, Class A                  67                113              160               237

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 72                129              188               294
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                  67                114              161               240

INVESCO Blue Chip Growth Fund,                      70                121              175               267
     Investor Class

Janus Adviser Worldwide Fund                        71                126              183               283

Janus Fund                                          68                116              165               248

Lou Holland Growth Fund                             73                130              190               298

MAS Mid Cap Growth Portfolio,                       68                117              167               251
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        69                120              173               263

     Sit Small Cap Growth Fund                      74                135              197               312

Vanguard LifeStrategy Conservative                  63                 99              136               187
     Growth Fund

Vanguard LifeStrategy Growth Fund                   63                100              136               188

Vanguard LifeStrategy Moderate                      63                100              136               188
     Growth Fund

Warburg Pincus Small Company                        73                132              193               303
     Growth Fund, Common Class

SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7

North American Funds Variable Product Series I:

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.

North American - AG Asset Allocation Fund

The Fund seeks a maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

Adviser: American General Advisers

North American - AG Capital Conservation Fund

The Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Adviser: American General Advisers

North American - AG Government Securities Fund

The Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

Adviser: American General Advisers

North American - AG Growth & Income Fund

The Fund seeks long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

Adviser: American General Advisers

North American - AG International Equities Fund

The Fund seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the Morgan Stanley Capital International, Europe, Australasia and the Far East Index.

Adviser: American General Advisers

North American - AG MidCap Index Fund

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400 Index.

Adviser: American General Advisers

North American - AG Small Cap Index Fund

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000 Index.

Adviser: American General Advisers

North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC

North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.

North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.

North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American Funds Variable Product Series II:

North American - AG Aggressive Growth Lifestyle Fund

The Fund seeks growth through investments in a combination of the North American Funds Variable Product Series I or II Funds (primarily the equity funds).

Adviser: American General Advisers

North American - AG Conservative Growth Lifestyle Fund

The Fund seeks current income and low to moderate growth of capital through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers

North American - AG Core Bond Fund

The Fund seeks the highest possible total return consistent with conservation of capital through investment in medium to high quality fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - AG High Yield Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding high risk fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - AG Moderate Growth Lifestyle Fund

The Fund seeks growth and current income through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers

North American - AG 2 Money Market Fund

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Adviser: American General Advisers

North American - AG Socially Responsible Fund

The Fund seeks growth of capital through investment primarily in equity securities in companies which meet the social criteria established for the Fund.

Adviser: American General Advisers

North American - AG Strategic Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - Goldman Sachs Large Cap Growth Fund

The Fund seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the federal domestic economy. Dividend income is a secondary objective.

Adviser: American General Advisers

Sub-Adviser: Goldman Sachs Asset Management

North American International Growth Fund

The Fund seeks long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

Adviser: American General Advisers

Sub-Adviser: Thompson, Siegel & Walmsley, Inc.

North American - INVESCO MidCap Growth Fund

The Fund seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks.

Adviser: American General Advisers

Sub-Adviser: INVESCO Funds Group, Inc.

North American - J.P. Morgan Small Cap Growth Fund

The Fund seeks long-term growth from a portfolio of equity securities of small capitalization growth companies.

Adviser: American General Advisers

Sub-Adviser: J.P. Morgan Investment Management Inc.

North American Small Cap Value Fund

The Fund seeks maximum long-term return consistent with reasonable risk to principal by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

Adviser: American General Advisers

Sub-Adviser: Fiduciary Management Associates, Inc.

North American - State Street Large Cap Value Fund

The Fund seeks total returns that exceed over time the Russell 1000(R) Value Index through investments in equity securities.

Adviser: American General Advisers

Sub-Adviser: State Street Global Advisors

North American - Neuberger Berman MidCap Value Fund

The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

Adviser: American General Advisers

Sub-Adviser: Neuberger Berman Management Inc.

Ariel Investment Trust:

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.

Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.

Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation

Evergreen Equity Trust:

Evergreen Growth and Income Fund

The Fund seeks capital growth in the value of its shares by investing in the securities of companies which are temporarily undervalued in the market place but display characteristics of growth such as high return on investment and competitive advantage in their industry.

Adviser: Evergreen Asset Management Corporation

Evergreen Small Cap Value Fund

The Fund seeks current income and capital growth in the value of its shares by investing in common stocks of small U.S. companies (less than $1 billion in market capitalization).

Adviser: Evergreen Asset Management Corporation

Evergreen Value Fund

The Fund seeks long-term capital growth with current income as a secondary objective by investing at least 75% of its assets in common stocks of medium and large-cap U.S. companies with prospects for earning growth and dividends.

Adviser: Evergreen Asset Management Corporation

Evergreen Select Equity Trust:

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)

Franklin Templeton Variable Insurance Products Trust:

Templeton Asset Strategy Fund

The Fund seeks a high level of total return by investing in the stocks and bonds of any nation, including emerging markets, and money market instruments.

Adviser: Templeton Investment Counsel, Inc.

INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.

Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation

Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation

Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.

MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP

Sit Mutual Funds:

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.

Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.

Vanguard LifeStrategy Conservative Growth Fund

The Fund seeks current income and low-to-moderate growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Vanguard LifeStrategy Growth Fund

The Fund seeks growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Vanguard LifeStrategy Moderate Growth Fund

The Fund seeks growth of capital and a reasonable level of current income by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC






Portfolio Director 2 Standard Supplement
11/1/2000

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              PORTFOLIO DIRECTOR 2
                           Fixed and Variable Annuity
                               Separate Account A

                             For Series 1.20 - 12.20

                       Supplement issued November 1, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages

Insert the following above "Separate Account A":
Fixed and Variable Annuity

Inside Cover Pages (changes underlined)

The Variable Annuity life Insurance Company
Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts
Portfolio Director(R) 2 Fixed and Variable Annuity
                        --------------------------
First paragraph, inside cover page (changes underlined)

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director 2 that consist of group and individual fixed and variable
                                                          ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

--------------------------------------------------------------------------------
Portfolio Director 2 will be adding several new variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
--------------------------------------------------------------------------------

Additions to the Fee Tables, page 2


--------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net                        Administration      Separate
assets):                                       Mortality and         and             Account
                                               Expense Risk      Distribution        Expense        Total Separate
                    Fund                           Fee               Fee           Reimbursement      Account Fee
                    ----                       -------------    --------------     -------------    --------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     0.25%             0.55%              --              0.80%
     Allocation Fund

     North American - AG Capital                   0.25              0.55               --              0.80
     Conservation Fund

     North American - AG Government                0.25              0.55               --              0.80
     Securities Fund

     North American - AG Growth &                  0.25              0.55               --              0.80
     Income Fund

     North American - AG International             0.25              0.55               --              0.80
     Equities Fund

     North American - AG MidCap Index              0.25              0.55               --              0.80
     Fund

     North American - AG Nasdaq-100(R)             0.25              0.55               --              0.80
     Index Fund

     North American - AG Small Cap Index           0.25              0.55               --              0.80
     Fund

     North American - American Century             0.25              0.55               --              0.80
     Income & Growth Fund


     North American - American Century             0.25              0.55               --              0.80
     International Growth Fund

     North American - Founders Large               0.25              0.55               --              0.80
     Cap Growth Fund

     North American - Founders/T. Rowe             0.25              0.55               --              0.80
     Price Small Cap Fund

     North American - Putnam                       0.25              0.55               --              0.80
     Opportunities Fund

     North American - T. Rowe Price Blue           0.25              0.55               --              0.80
     Chip Growth Fund

     North American - T. Rowe Price                0.25              0.55               --              0.80
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                0.25              0.55             (0.25%)           0.55
     Growth Lifestyle Fund

     North American - AG Conservative              0.25              0.55             (0.25)            0.55
     Growth Lifestyle Fund

     North American - AG Core Bond  Fund           0.25              0.55             (0.25)            0.55

     North American - AG High Yield                0.25              0.55             (0.25)            0.55
     Bond Fund

     North American - AG Moderate Growth           0.25              0.55             (0.25)            0.55
     Lifestyle Fund

     North American - AG 2 Money Market            0.25              0.55             (0.25)            0.55
     Fund

     North American - AG Socially                  0.25              0.55             (0.25)            0.55
     Responsible Fund

     North American - AG Strategic Bond            0.25              0.55             (0.25)            0.55
     Fund

     North American - Goldman Sachs                0.25              0.55             (0.25)            0.55
     Large Cap Growth Fund

     North American International Growth           0.25              0.55             (0.25)            0.55
     Fund

     North American - INVESCO MidCap               0.25              0.55             (0.25)            0.55
     Growth Fund

     North American - J.P. Morgan Small            0.25              0.55             (0.25)            0.55
     Cap Growth Fund

     North American Small Cap Value                0.25              0.55             (0.25)            0.55
     Fund

     North American - State Street Large           0.25              0.55             (0.25)            0.55
     Cap Value Fund

     North American - Neuberger Berman             0.25              0.55             (0.25)            0.55
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.25              0.80               --              1.05

     Ariel Fund                                    0.25              0.80               --              1.05

     Dreyfus Basic GNMA Fund                       0.25              0.80               --              1.05

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.25              0.80             (0.25)            0.80
     Class A

     Evergreen Small Cap Value Fund,               0.25              0.80             (0.25)            0.80
     Class A


     Evergreen Value Fund, Class A                 0.25              0.80             (0.25)            0.80

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.25              0.80               --              1.05
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                 0.25              0.80               --              1.05

INVESCO Blue Chip Growth Fund,                     0.25              0.80               --              1.05
     Investor Class

Janus Adviser Worldwide Fund                       0.25              0.80               --              1.05

Janus Fund                                         0.25              0.80               --              1.05

Lou Holland Growth Fund                            0.25              0.80               --              1.05

MAS Mid Cap Growth Portfolio,                      0.25              0.80               --              1.05
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       0.25              0.80               --              1.05

     Sit Small Cap Growth Fund                     0.25              0.80               --              1.05

Vanguard LifeStrategy Conservative Growth Fund     0.25              0.80               --              1.05

Vanguard LifeStrategy Growth Fund                  0.25              0.80               --              1.05

Vanguard LifeStrategy Moderate Growth Fund         0.25              0.80               --              1.05

Warburg Pincus Small Company                       0.25              0.80               --              1.05
     Growth Fund, Common Class

For the funds above that reflect Separate Account Expense Reimbursement, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee, reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement, the charges as shown are reduced by certain payments received from the underlying fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in the prospectus for more information.


--------------------------------------------------------------------------------------------------------------------
FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):                                                                Total Fund
                                              Management Fees                     Other Expenses   Expenses (After
                                                (After Fee                        (After Expense   Expense Waiver)
                    Fund                          Waiver)         12b-1 Fees         Waiver)
                    ----                      ---------------     ----------      --------------   ---------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     0.50%              --               0.07%            0.57%
     Allocation Fund

     North American - AG Capital                   0.50               --               0.10             0.60
     Conservation Fund

     North American - AG Government                0.50               --               0.09             0.59
     Securities Fund

     North American - AG Growth & Income           0.75               --               0.07             0.82
     Fund

     North American - AG International             0.35               --               0.08             0.43
     Equities Fund

     North American - AG MidCap Index              0.31               --               0.07             0.38
     Fund

     North American - AG Nasdaq-100(R)             0.40               --               0.10             0.50
     Index Fund

     North American - AG Small Cap Index           0.35               --               0.06             0.41
     Fund

     North American - American Century             0.77               --               0.06             0.83
     Income & Growth Fund

     North American - American Century             1.00               --               0.06             1.06
     International Growth Fund

     North American - Founders Large               1.00               --               0.06             1.06
     Cap Growth Fund


     North American - Founders/T. Rowe             0.90               --               0.06             0.96
     Price Small Cap Fund

     North American - Putnam                       0.95               --               0.06             1.01
     Opportunities Fund

     North American - T. Rowe Price Blue           0.80               --               0.06             0.86
     Chip Growth Fund

     North American - T. Rowe Price                1.00               --               0.06             1.06
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                0.10               --                --              0.10
     Growth Lifestyle Fund

     North American - AG Conservative              0.10               --                --              0.10
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.50               --               0.30             0.80

     North American - AG High Yield                0.69               --               0.29             0.98
     Bond Fund

     North American - AG Moderate Growth           0.10               --                --              0.10
     Lifestyle Fund

     North American - AG 2 Money Market            0.24               --               0.30             0.54
     Fund

     North American - AG Socially                  0.25               --               0.30             0.55
     Responsible Fund

     North American - AG Strategic Bond            0.59               --               0.29             0.88
     Fund

     North American - Goldman Sachs                0.52               --               0.29             0.81
     Large Cap Growth Fund

     North American International Growth           0.88               --               0.25             1.13
     Fund

     North American - INVESCO MidCap               0.63               --               0.14             0.77
     Growth Fund

     North American - J.P. Morgan Small            0.81               --               0.30             1.11
     Cap Growth Fund

     North American Small Cap Value                0.74               --               0.22             0.96
     Fund

     North American - State Street Large           0.49               --               0.31             0.80
     Cap Value Fund

     North American - Neuberger Berman             0.74               --               0.29             1.03
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.75              0.25%             0.26             1.26

     Ariel Fund                                    0.65              0.25              0.35             1.25

Dreyfus Basic GNMA Fund                            0.26               --               1.29             1.55

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.89              0.25              0.29             1.43
     Class A

     Evergreen Small Cap Value Fund,               1.00              0.25              0.42             1.67
     Class A

     Evergreen Value Fund, Class A                 0.50              0.25              0.25             1.00

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.90              0.25              0.16             1.31
     Class A


FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                 0.60               --               0.18             0.78

INVESCO Blue Chip Growth Fund,                     0.53              0.25              0.26             1.04
     Investor Class

Janus Adviser Worldwide Fund                       0.65              0.25              0.30             1.20

Janus Fund                                         0.65               --               0.20             0.85

Lou Holland Growth Fund                            0.85               --               0.50             1.35

MAS Mid Cap Growth Portfolio,                      0.50              0.25              0.13             0.88
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       1.00               --                --              1.00

     Sit Small Cap Growth Fund                     1.50               --                --              1.50

Vanguard LifeStrategy Conservative                 0.28               --                --              0.28
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.29               --                --              0.29

Vanguard LifeStrategy Moderate                     0.29               --                --              0.29
     Growth Fund


Warburg Pincus Small Company                       0.00              0.25              1.15             1.40
     Growth Fund, Common Class


Notes concerning the Fund Annual Expenses Table:

North American Fund Variable Product Series II: The management of the Funds waived or reimbursed fees during the fiscal year shown. In the absence of these waivers, management fees, other expenses and total annual portfolio operating expenses, respectively would be: Core Bond Fund, 0.50%, 1.04% and 1.54%; High Yield Bond Fund, 0.69%, 1.05% and 1.74%; International Growth Fund, 0.88%, 1.02% and 1.90%; Large Cap Growth Fund, 0.52%, 0.92% and 1.44%; Large Cap Value Fund, 0.49%, 1.02% and 1.51%; Mid Cap Growth Fund, 0.63%, 1.01% and 1.64%; Mid Cap
Value Fund, 0.74%, 0.99% and 1.73%; Money Market Fund, 0.24%, 0.99% and 1.23%;
Small Cap Growth Fund, 0.81%, 0.97% and 1.78%; Small Cap Value Fund, 0.74%, 1.01% and 1.75%; Socially Responsible Fund, 0.25%, 0.98% and 1.23%; and Strategic Bond Fund, 0.59%, 1.05% and 1.64%.

North American Fund Variable Product Series II: Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the Aggressive Growth Lifestyle Fund is 1.04%, Conservative Growth Lifestyle Fund is 0.95%, and Moderate Growth Lifestyle Fund is 0.98%. Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the underlying funds is maintained.

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.

Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.

Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.

Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Templeton Asset Strategy Fund: On February 8, 2000, shareholders of the Templeton Asset Allocation Fund approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Annual Expenses 0.74%.

Vanguard:The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1999. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds indirectly bear the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratios that the Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund, and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 1999 was 0.28%, 0.29% and 0.29%, respectively.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

EXAMPLE #1


--------------------------------------------------------------------------------------------------------------------
                    Fund                          1 Year            3 years          5 Years          10 Years
                    ----                          ------            -------          -------          --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I
     North American - AG Asset                      $14               $45              $77              $170
     Allocation Fund

     North American - AG Capital                    15                46                79               173
     Conservation Fund

     North American - AG Government                 15                45                78               172
     Securities Fund

     North American - AG Growth &                   17                52                90               197
     Income Fund

     North American - AG International              13                40                70               154
     Equities Fund

     North American - AG MidCap Index               12                39                67               148
     Fund

     North American - AG Nasdaq-100(R)              14                42                73               162
     Index Fund

     North American - AG Small Cap                  13                40                69               152
     Index Fund

     North American - American Century              17                53                91               198
     Income & Growth Fund

     North American - American Century              19                60               103               223
     International Growth Fund

     North American - Founders Large                19                60               103               223
     Cap Growth Fund

     North American - Founders/T. Rowe              18                57                98               212
     Price Small Cap Fund

     North American - Putnam                        19                58               100               217
     Opportunities Fund

     North American - T. Rowe Price Blue            17                54                92               201
     Chip Growth Fund

     North American - T. Rowe Price                 19                60               103               223
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                  7                22                38               86
     Growth Lifestyle Fund

     North American - AG Conservative                7                22                38               86
     Growth Lifestyle Fund

     North American - AG Core Bond                  14                44                76               167
     Fund

     North American - AG High Yield                 16                50                86               187
     Bond Fund

     North American - AG Moderate                    7                22                38               86
     Growth Lifestyle Fund

     North American - AG 2 Money                    12                36                62               138
     Market Fund

     North American - AG Socially                   12                36                63               139
     Responsible Fund

     North American - AG Strategic Bond             15                46                80               176
     Fund


     North American - Goldman Sachs                 14                44                77               168
     Large Cap Growth Fund

     North American International Growth            17                54                93               203
     Fund

     North American - INVESCO MidCap                14                43                75               164
     Growth Fund

     North American - J.P. Morgan Small             17                54                92               201
     Cap Growth Fund

     North American Small Cap Value                 16                49                85               185
     Fund

     North American - State Street Large            14                44                76               167
     Cap Value Fund

     North American - Neuberger Berman              16                51                88               193
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        24                73               126               269

     Ariel Fund                                     24                73               125               268

Dreyfus Basic GNMA Fund                             27                82               140               298

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              23                71               122               261
     Class A

     Evergreen Small Cap Value Fund,                25                78               134               285
     Class A

     Evergreen Value Fund, Class A                  19                58               100               216

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 24                75               128               274
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                  19                59               101               219

INVESCO Blue Chip Growth Fund,                      22                67               114               247
Investor Class

Janus Adviser Worldwide Fund                        23                72               123               263

Janus Fund                                          20                61               105               227

Lou Holland Growth Fund                             25                76               130               278

MAS Mid Cap Growth Portfolio,                       20                62               106               230
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        21                65               112               242

     Sit Small Cap Growth Fund                      26                81               138               293

Vanguard LifeStrategy Conservative                  14                43                75               165
     Growth Fund

Vanguard LifeStrategy Growth Fund                   14                44                76               166

Vanguard LifeStrategy Moderate                      14                44                76               166
     Growth Fund

Warburg Pincus Small Company                        25                78               133               283
     Growth Fund, Common Class


EXAMPLE #2



--------------------------------------------------------------------------------------------------------------------
                    Fund                          1 Year            3 Years          5 years          10 Years
                    ----                          ------            -------          -------          --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I
     North American - AG Asset                      $61               $95              $127             $170
     Allocation Fund

     North American - AG Capital                    61                96               129               173
     Conservation Fund

     North American - AG Government                 61                95               128               172
     Securities Fund


     North American - AG Growth &                   63                102              140               197
     Income Fund

     North American - AG International              60                90               120               154
     Equities Fund

     North American - AG MidCap Index               59                89               117               148
     Fund

     North American - AG Nasdaq-100(R)              60                92               123               162
     Index Fund

     North American - AG Small Cap                  59                90               119               152
     Index Fund

     North American - American Century              63                102              141               198
     Income & Growth Fund

     North American - American Century              66                109              153               223
     International Growth Fund

     North American - Founders Large                66                109              153               223
     Cap Growth Fund

     North American - Founders/T. Rowe              65                106              148               212
     Price Small Cap Fund

     North American - Putnam                        65                108              150               217
     Opportunities Fund

     North American - T. Rowe Price Blue            64                103              142               201
     Chip Growth Fund

     North American - T. Rowe Price                 66                109              153               223
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                 54                72                88               86
     Growth Lifestyle Fund

     North American - AG Conservative               54                72                88               86
     Growth Lifestyle Fund

     North American - AG Core Bond                  61                94               126               167
     Fund

     North American - AG High Yield                 63                99               136               187
     Bond Fund

     North American - AG Moderate                   54                72                88               86
     Growth Lifestyle Fund

     North American - AG 2 Money                    58                86               112               138
     Market Fund

     North American - AG Socially                   58                86               113               139
     Responsible Fund

     North American - AG Strategic Bond             62                96               130               176
     Fund

     North American - Goldman Sachs                 61                94               127               168
     Large Cap Growth Fund

     North American International Growth            64                104              143               203
     Fund

     North American - INVESCO MidCap                60                93               125               164
     Growth Fund

     North American - J.P. Morgan Small             64                103              142               201
     Cap Growth Fund

     North American Small Cap Value                 62                99               135               185
     Fund

     North American - State Street Large            61                94               126               167
     Cap Value Fund


     North American - Neuberger Berman              63                101              138               193
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        70                122              176               269

     Ariel Fund                                     70                122              175               268

Dreyfus Basic GNMA Fund                             73                130              190               298

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              69                120              172               261
     Class A

     Evergreen Small Cap Value Fund,                72                127              184               285
     Class A

     Evergreen Value Fund, Class A                  65                107              150               216

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 70                123              178               274
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                  65                108              151               219

INVESCO Blue Chip Growth Fund,                      68                116              164               247
     Investor Class

Janus Adviser Worldwide Fund                        69                120              173               263

Janus Fund                                          66                110              155               227

Lou Holland Growth Fund                             71                125              180               278

MAS Mid Cap Growth Portfolio,                       66                111              156               230
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        68                115              162               242

     Sit Small Cap Growth Fund                      72                129              188               293

Vanguard LifeStrategy Conservative
     Growith Fund                                   61                 93              125               165

Vanguard LifeStrategy Growth Fund                   61                 94              126               166

Vanguard LifeStrategy Moderate
     Growth Fund                                    61                 94              126               166

Warburg Pincus Small Company                        71                126              183               283
     Growth Fund, Common Class

SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7

North American Funds Variable Product Series I:

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.

North American - AG Asset Allocation Fund

The Fund seeks a maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

Adviser: American General Advisers

North American - AG Capital Conservation Fund

The Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Adviser: American General Advisers

North American - AG Government Securities Fund

The Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

Adviser: American General Advisers

North American - AG Growth & Income Fund

The Fund seeks long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

Adviser: American General Advisers

North American - AG International Equities Fund

The Fund seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the Morgan Stanley Capital International, Europe, Australasia and the Far East Index.

Adviser: American General Advisers

North American - AG MidCap Index Fund

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400 Index.

Adviser: American General Advisers

North American - AG Small Cap Index Fund

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000 Index.

Adviser: American General Advisers

North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC

North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.

North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.

North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American Funds Variable Product Series II:

North American - AG Aggressive Growth Lifestyle Fund

The Fund seeks growth through investments in a combination of the North American Funds Variable Product Series I or II Funds (primarily the equity funds).

Adviser: American General Advisers

North American - AG Conservative Growth Lifestyle Fund

The Fund seeks current income and low to moderate growth of capital through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers

North American - AG Core Bond Fund

The Fund seeks the highest possible total return consistent with conservation of capital through investment in medium to high quality fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - AG High Yield Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding high risk fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - AG Moderate Growth Lifestyle Fund

The Fund seeks growth and current income through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers

North American - AG 2 Money Market Fund

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Adviser: American General Advisers

North American - AG Socially Responsible Fund

The Fund seeks growth of capital through investment primarily in equity securities in companies which meet the social criteria established for the Fund.

Adviser: American General Advisers

North American - AG Strategic Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - Goldman Sachs Large Cap Growth Fund

The Fund seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the federal domestic economy. Dividend income is a secondary objective.

Adviser: American General Advisers

Sub-Adviser: Goldman Sachs Asset Management

North American International Growth Fund

The Fund seeks long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

Adviser: American General Advisers

Sub-Adviser: Thompson, Siegel & Walmsley, Inc.

North American - INVESCO MidCap Growth Fund

The Fund seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks.

Adviser: American General Advisers

Sub-Adviser: INVESCO Funds Group, Inc.

North American - J.P. Morgan Small Cap Growth Fund

The Fund seeks long-term growth from a portfolio of equity securities of small capitalization growth companies.

Adviser: American General Advisers

Sub-Adviser: J.P. Morgan Investment Management Inc.

North American Small Cap Value Fund

The Fund seeks maximum long-term return consistent with reasonable risk to principal by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

Adviser: American General Advisers

Sub-Adviser: Fiduciary Management Associates, Inc.

North American - State Street Large Cap Value Fund

The Fund seeks total returns that exceed over time the Russell 1000(R) Value Index through investments in equity securities.

Adviser: American General Advisers

Sub-Adviser: State Street Global Advisors

North American - Neuberger Berman MidCap Value Fund

The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

Adviser: American General Advisers

Sub-Adviser: Neuberger Berman Management Inc.

Ariel Investment Trust:

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.

Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.

Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation

Evergreen Equity Trust:

Evergreen Growth and Income Fund

The Fund seeks capital growth in the value of its shares by investing in the securities of companies which are temporarily undervalued in the market place but display characteristics of growth such as high return on investment and competitive advantage in their industry.

Adviser: Evergreen Asset Management Corporation

Evergreen Small Cap Value Fund

The Fund seeks current income and capital growth in the value of its shares by investing in common stocks of small U.S. companies (less than $1 billion in market capitalization).

Adviser: Evergreen Asset Management Corporation

Evergreen Value Fund

The Fund seeks long-term capital growth with current income as a secondary objective by investing at least 75% of its assets in common stocks of medium and large-cap U.S. companies with prospects for earning growth and dividends.

Adviser: Evergreen Asset Management Corporation

Evergreen Select Equity Trust:

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)

Franklin Templeton Variable Insurance Products Trust:

Templeton Asset Strategy Fund

The Fund seeks a high level of total return by investing in the stocks and bonds of any nation, including emerging markets, and money market instruments.

Adviser: Templeton Investment Counsel, Inc.

INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.

Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation

Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation

Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.

MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP

Sit Mutual Funds:

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.

Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.

Vanguard LifeStrategy Conservative Growth Fund

The Fund seeks current income and low-to-moderate growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Vanguard LifeStrategy Growth Fund

The Fund seeks growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Vanguard LifeStrategy Moderate Growth Fund

The Fund seeks growth of capital and a reasonable level of current income by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC






Portfolio Director 2 Supplement
11/1/2000

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              PORTFOLIO DIRECTOR 2
                           Fixed and Variable Annuity
                               Separate Account A

                             For Series 1.40 - 12.40

                       Supplement issued November 1, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages
Insert the following above "Separate Account A":
Fixed and Variable Annuity

Inside Cover Pages (changes underlined)
The Variable Annuity life Insurance Company
Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts
Portfolio Director(R) 2 Fixed and Variable Annuity
                        --------------------------
First paragraph, inside cover page (changes underlined)
The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director 2 that consist of group and individual fixed and variable
                                                          ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

-------------------------------------------------------------------------------
Portfolio Director 2 will be adding several new variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
-------------------------------------------------------------------------------

Additions to the Fee Tables, page 2

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net                        Administration       Separate
assets):                                       Mortality and   and Distribution  Account Expense   Total Separate
                    Fund                     Expense Risk Fee         Fee         Reimbursement     Account Fee
                    ----                     ----------------  ----------------  ---------------   --------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     0.25%             0.35%              --              0.60%
     Allocation Fund

     North American - AG Capital                   0.25              0.35               --              0.60
     Conservation Fund

     North American - AG Government                0.25              0.35               --              0.60
     Securities Fund

     North American - AG Growth & Income           0.25              0.35               --              0.60
     Fund

     North American - AG International             0.25              0.35               --              0.60
     Equities Fund

     North American - AG MidCap Index              0.25              0.35               --              0.60
     Fund

     North American - AG Nasdaq-100(R)             0.25              0.35               --              0.60
     Index Fund

     North American - AG Small Cap Index           0.25              0.35               --              0.60
     Fund

     North American - American Century             0.25              0.35               --              0.60
     Income & Growth Fund

     North American - American Century             0.25              0.35               --              0.60
     International Growth Fund

     North American - Founders Large               0.25              0.35               --              0.60
     Cap Growth Fund

     North American - Founders/T. Rowe             0.25              0.35               --              0.60
     Price Small Cap Fund

     North American - Putnam                       0.25              0.35               --              0.60
     Opportunities Fund

     North American - T. Rowe Price Blue           0.25              0.35               --              0.60
     Chip Growth Fund

     North American - T. Rowe Price                0.25              0.35               --              0.60
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                0.25              0.35             (0.25)%           0.35
     Growth Lifestyle Fund

     North American - AG Conservative              0.25              0.35             (0.25)            0.35
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.25              0.35             (0.25)            0.35

     North American - AG High Yield                0.25              0.35             (0.25)            0.35
     Bond Fund

     North American - AG Moderate Growth           0.25              0.35             (0.25)            0.35
     Lifestyle Fund

     North American - AG 2 Money Market            0.25              0.35             (0.25)            0.35
     Fund

     North American - AG Socially                  0.25              0.35             (0.25)            0.35
     Responsible Fund

     North American - AG Strategic Bond            0.25              0.35             (0.25)            0.35
     Fund

     North American - Goldman Sachs                0.25              0.35             (0.25)            0.35
     Large Cap Growth Fund

     North American International Growth           0.25              0.35             (0.25)            0.35
     Fund

     North American - INVESCO MidCap               0.25              0.35             (0.25)            0.35
     Growth Fund

     North American - J.P. Morgan Small            0.25              0.35             (0.25)            0.35
     Cap Growth Fund

     North American Small Cap Value                0.25              0.35             (0.25)            0.35
     Fund

     North American - State Street Large           0.25              0.35             (0.25)            0.35
     Cap Value Fund

     North American - Neuberger Berman             0.25              0.35             (0.25)            0.35
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.25              0.60               --              0.85

     Ariel Fund                                    0.25              0.60               --              0.85

Dreyfus Basic GNMA Fund                            0.25              0.60               --              0.85

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.25              0.35             (0.25)            0.60
     Class A

     Evergreen Small Cap Value Fund,               0.25              0.35             (0.25)            0.60
     Class A

     Evergreen Value Fund, Class A                 0.25              0.35             (0.25)            0.60

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.25              0.60               --              0.85
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                 0.25              0.60               --              0.85

INVESCO Blue Chip Growth Fund,                     0.25              0.60               --              0.85
     Investor Class

Janus Adviser Worldwide Fund                       0.25              0.60               --              0.85

Janus Fund                                         0.25              0.60               --              0.85

Lou Holland Growth Fund                            0.25              0.60               --              0.85

MAS Mid Cap Growth Portfolio,                      0.25              0.60               --              0.85
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       0.25              0.60               --              0.85

     Sit Small Cap Growth Fund                     0.25              0.60               --              0.85

Vanguard LifeStrategy Conservative                 0.25              0.60               --              0.85
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.25              0.60               --              0.85

Vanguard LifeStrategy Moderate                     0.25              0.60               --              0.85
     Growth Fund

Warburg Pincus Small Company                       0.25              0.60               --              0.85
     Growth Fund, Common Class

For the funds above that reflect Separate Account Expense Reimbursement, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee, reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement, the charges as shown are reduced by certain payments received from the underlying fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in the prospectus for more information.

FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):
                                              Management Fees                     Other Expenses     Total Fund
                                                (After Fee                        (After Expense   Expenses (After
                    Fund                          Waiver)         12b-1 Fees         Waiver)       Expense Waiver)
                    ----                      ---------------     ----------      --------------   ---------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     0.50%              --               0.07%            0.57%
     Allocation Fund

     North American - AG Capital                   0.50               --               0.10             0.60
     Conservation Fund

     North American - AG Government                0.50               --               0.09             0.59
     Securities Fund

     North American - AG Growth & Income           0.75               --               0.07             0.82
     Fund

     North American - AG International             0.35               --               0.08             0.43
     Equities Fund

     North American - AG MidCap Index              0.31               --               0.07             0.38
     Fund

     North American - AG Nasdaq-100(R)             0.40               --               0.10             0.50
     Index Fund

     North American - AG Small Cap Index           0.35               --               0.06             0.41
     Fund

     North American - American Century             0.77               --               0.06             0.83
     Income & Growth Fund

     North American - American Century             1.00               --               0.06             1.06
     International Growth Fund

     North American - Founders Large               1.00               --               0.06             1.06
     Cap Growth Fund

     North American - Founders/T. Rowe             0.90               --               0.06             0.96
     Price Small Cap Fund

     North American - Putnam                       0.95               --               0.06             1.01
     Opportunities Fund

     North American - T. Rowe Price Blue           0.80               --               0.06             0.86
     Chip Growth Fund

     North American - T. Rowe Price                1.00               --               0.06             1.06
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                0.10               --                 --             0.10
     Growth Lifestyle Fund

     North American - AG Conservative              0.10               --                 --             0.10
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.50               --               0.30             0.80

     North American - AG High Yield                0.69               --               0.29             0.98
     Bond Fund

     North American - AG Moderate Growth           0.10               --                 --             0.10
     Lifestyle Fund

     North American - AG 2 Money Market            0.24               --               0.30             0.54
     Fund

     North American - AG Socially                  0.25               --               0.30             0.55
     Responsible Fund

     North American - AG Strategic Bond            0.59               --               0.29             0.88
     Fund

     North American - Goldman Sachs                0.52               --               0.29             0.81
     Large Cap Growth Fund

     North American International Growth           0.88               --               0.25             1.13
     Fund

     North American - INVESCO MidCap               0.63               --               0.14             0.77
     Growth Fund

     North American - J.P. Morgan Small            0.81               --               0.30             1.11
     Cap Growth Fund

     North American Small Cap Value                0.74               --               0.22             0.96
     Fund

     North American - State Street Large           0.49               --               0.31             0.80
     Cap Value Fund

     North American - Neuberger Berman             0.74               --               0.29             1.03
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.75              0.25%             0.26             1.26

     Ariel Fund                                    0.65              0.25              0.35             1.25

Dreyfus Basic GNMA Fund                            0.26                --              1.29             1.55

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.89              0.25              0.29             1.43
     Class A

     Evergreen Small Cap Value Fund,               1.00              0.25              0.42             1.67
     Class A

     Evergreen Value Fund, Class A                 0.50              0.25              0.25             1.00

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.90              0.25              0.16             1.31
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                 0.60                --              0.18             0.78

INVESCO Blue Chip Growth Fund,                     0.53              0.25              0.26             1.04
     Investor Class

Janus Adviser Worldwide Fund                       0.65              0.25              0.30             1.20

Janus Fund                                         0.65                --              0.20             0.85

Lou Holland Growth Fund                            0.85                --              0.50             1.35

MAS Mid Cap Growth Portfolio,                      0.50              0.25              0.13             0.88
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       1.00                --                --             1.00

     Sit Small Cap Growth Fund                     1.50                --                --             1.50

Vanguard LifeStrategy Conservative                 0.28                --                --             0.28
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.29                --                --             0.29

Vanguard LifeStrategy Moderate                     0.29                --                --             0.29
     Growth Fund

Warburg Pincus Small Company                       0.00              0.25              1.15             1.40
     Growth Fund, Common Class

Notes concerning the Fund Annual Expenses Table:

North American Fund Variable Product Series II: The management of the Funds waived or reimbursed fees during the fiscal year shown. In the absence of these waivers, management fees, other expenses and total annual portfolio operating expenses, respectively would be: Core Bond Fund, 0.50%, 1.04% and 1.54%; High Yield Bond Fund, 0.69%, 1.05% and 1.74%; International Growth Fund, 0.88%, 1.02% and 1.90%; Large Cap Growth Fund, 0.52%, 0.92% and 1.44%; Large Cap Value Fund, 0.49%, 1.02% and 1.51%; Mid Cap Growth Fund, 0.63%, 1.01% and 1.64%; Mid Cap
Value Fund, 0.74%, 0.99% and 1.73%; Money Market Fund, 0.24%, 0.99% and 1.23%;
Small Cap Growth Fund, 0.81%, 0.97% and 1.78%; Small Cap Value Fund, 0.74%, 1.01% and 1.75%; Socially Responsible Fund, 0.25%, 0.98% and 1.23%; and Strategic Bond Fund, 0.59%, 1.05% and 1.64%.

North American Fund Variable Product Series II: Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the Aggressive Growth Lifestyle Fund is 1.04%, Conservative Growth Lifestyle Fund is 0.95%, and Moderate Growth Lifestyle Fund is 0.98%. Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the underlying funds is maintained.

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares. Janus Adviser Worldwide
Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.

Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees. Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Templeton Asset Strategy Fund: On February 8, 2000, shareholders of the Templeton Asset Allocation Fund approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Annual Expenses 0.74%.

Vanguard: The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1999. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds indirectly bear the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratios that the Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund, and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 1999 was 0.28%, 0.29% and 0.29%, respectively.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

EXAMPLE #1

                    Fund                          1 Year            3 years          5 Years          10 Years
                    ----                          ------            -------          -------          --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     $12               $38               $67              $147
     Allocation Fund

     North American - AG Capital                    13                39                68               150
     Conservation Fund

     North American - AG Government                 13                39                68               149
     Securities Fund

     North American - AG Growth & Income            15                46                80               175
     Fund

     North American - AG International              11                34                59               131
     Equities Fund

     North American - AG MidCap Index               10                32                56               125
     Fund

     North American - AG Nasdaq-100(R)              12                36                63               139
     Index Fund

     North American - AG Small Cap Index            11                33                58               129
     Fund

     North American - American Century              15                46                80               176
     Income & Growth Fund

     North American - American Century              17                54                92               201
     International Growth Fund

     North American - Founders Large                17                54                92               201
     Cap Growth Fund

     North American - Founders/T. Rowe              16                51                87               190
     Price Small Cap Fund

     North American - Putnam                        17                52                90               196
     Opportunities Fund

     North American - T. Rowe Price Blue            15                47                82               179
     Chip Growth Fund

     North American - T. Rowe Price                 17                54                92               201
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                  5                16                27                62
     Growth Lifestyle Fund

     North American - AG Conservative                5                16                27                62
     Growth Lifestyle Fund

     North American - AG Core Bond Fund             12                38                65               145

     North American - AG High Yield                 14                43                75               165
     Bond Fund

     North American - AG Moderate Growth             5                16                27                62
     Lifestyle Fund

     North American - AG 2 Money Market              9                30                52               115
     Fund

     North American - AG Socially                   10                30                52               116
     Responsible Fund

     North American - AG Strategic Bond             13                40                70               154
     Fund

     North American - Goldman Sachs                 12                38                66               146
     Large Cap Growth Fund

     North American International Growth            15                48                83               182
     Fund

     North American - INVESCO MidCap                12                37                64               141
     Growth Fund

     North American - J.P. Morgan Small             15                47                82               179
     Cap Growth Fund

     North American Small Cap Value                 14                43                74               163
     Fund

     North American - State Street Large            12                38                65               145
     Cap Value Fund

     North American - Neuberger Berman              14                45                78               171
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        22                67               115               249

     Ariel Fund                                     22                67               115               248

Dreyfus Basic GNMA Fund                             25                76               130               278

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              21                65               111               240
     Class A

     Evergreen Small Cap Value Fund,                23                72               124               265
     Class A

     Evergreen Value Fund, Class A                  17                52                89               195

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 22                69               118               254
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                  17                53                91               198

INVESCO Blue Chip Growth Fund,                      20                61               104               226
     Investor Class

Janus Adviser Worldwide Fund                        21                65               112               242

Janus Fund                                          18                55                94               206

Lou Holland Growth Fund                             23                70               120               258

MAS Mid Cap Growth Portfolio,                       18                56                96               209
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        19                59               102               222

     Sit Small Cap Growth Fund                      24                75               128               273

Vanguard LifeStrategy Conservative                  12                37                64               142
     Growth Fund

Vanguard LifeStrategy Growth Fund                   12                37                65               144

Vanguard LifeStrategy Moderate                      12                37                65               144
     Growth Fund

Warburg Pincus Small Company                        23                72               123               263
     Growth Fund, Common Class

EXAMPLE #2

                    Fund                          1 Year            3 Years          5 years          10 Years
                    ----                          ------            -------          -------          --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     $59               $88              $117              $147
     Allocation Fund

     North American - AG Capital                    59                89               118               150
     Conservation Fund

     North American - AG Government                 59                89               118               149
     Securities Fund

     North American - AG Growth & Income            61                96               130               175
     Fund

     North American - AG International              58                84               109               131
     Equities Fund

     North American - AG MidCap Index               57                82               106               125
     Fund

     North American - AG Nasdaq-100(R)              58                86               113               139
     Index Fund

     North American - AG Small Cap Index            57                83               108               129
     Fund

     North American - American Century              62                96               130               176
     Income & Growth Fund

     North American - American Century              64               103               142               201
     International Growth Fund

     North American - Founders Large                64               103               142               201
     Cap Growth Fund

     North American - Founders/T. Rowe              63               100               137               190
     Price Small Cap Fund

     North American - Putnam                        63               102               140               196
     Opportunities Fund
     North American - T. Rowe Price Blue            62                97               132               179
     Chip Growth Fund

     North American - T. Rowe Price                 64               103               142               201
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                 52                66                77                62
     Growth Lifestyle Fund

     North American - AG Conservative               52                66                77                62
     Growth Lifestyle Fund

     North American - AG Core Bond  Fund            59                88               115               145

     North American - AG High Yield                 61                93               125               165
     Bond Fund

     North American - AG Moderate Growth            52                66                77                62
     Lifestyle Fund

     North American - AG 2 Money Market             56                80               102               115
     Fund

     North American - AG Socially                   56                80               102               116
     Responsible Fund

     North American - AG Strategic Bond             60                90               120               154
     Fund

     North American - Goldman Sachs                 59                88               116               146
     Large Cap Growth Fund

     North American International Growth            62                98               133               182
     Fund

     North American - INVESCO MidCap                59                87               114               141
     Growth Fund

     North American - J.P. Morgan Small             62                97               132               179
     Cap Growth Fund

     North American Small Cap Value                 60                93               124               163
     Fund

     North American - State Street Large            59                88               115               145
     Cap Value Fund

     North American - Neuberger Berman              61                 95              128               171
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        68                116              165               249

     Ariel Fund                                     68                116              165               248

Dreyfus Basic GNMA Fund                             71                125              180               278

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              67                114              161               240
     Class A

     Evergreen Small Cap Value Fund,                70                121              174               265
     Class A

     Evergreen Value Fund, Class A                  63                101              139               195

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 69                118              168               254
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                  63                102              141               198

INVESCO Blue Chip Growth Fund,                      66                110              154               226
     Investor Class

Janus Adviser Worldwide Fund                        68                115              162               242

Janus Fund                                          64                104              144               206

Lou Holland Growth Fund                             69                119              170               258

MAS Mid Cap Growth Portfolio,                       64                105              146               209
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        66                109              152               222

     Sit Small Cap Growth Fund                      70                123              178               273

Vanguard LifeStrategy Conservative                  59                 87              114               142
     Growth Fund

Vanguard LifeStrategy Growth Fund                   59                 87              115               144

Vanguard LifeStrategy Moderate                      59                 87              115               144
     Growth Fund

Warburg Pincus Small Company                        69                120              173               263
     Growth Fund, Common Class

SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7

North American Funds Variable Product Series I:

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.

North American - AG Asset Allocation Fund

The Fund seeks a maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

Adviser: American General Advisers

North American - AG Capital Conservation Fund

The Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Adviser: American General Advisers

North American - AG Government Securities Fund

The Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

Adviser: American General Advisers

North American - AG Growth & Income Fund

The Fund seeks long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

Adviser: American General Advisers

North American - AG International Equities Fund

The Fund seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the Morgan Stanley Capital International, Europe, Australasia and the Far East Index.

Adviser: American General Advisers

North American - AG MidCap Index Fund

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400 Index.

Adviser: American General Advisers

North American - AG Small Cap Index Fund

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000 Index.

Adviser: American General Advisers

North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC

North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.

North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.

North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American Funds Variable Product Series II:

North American - AG Aggressive Growth Lifestyle Fund The Fund seeks growth through investments in a combination of the North American Funds Variable Product Series I or II Funds (primarily the equity funds).

Adviser: American General Advisers

North American - AG Conservative Growth Lifestyle Fund

The Fund seeks current income and low to moderate growth of capital through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers

North American - AG Core Bond Fund

The Fund seeks the highest possible total return consistent with conservation of capital through investment in medium to high quality fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - AG High Yield Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding high risk fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - AG Moderate Growth Lifestyle Fund

The Fund seeks growth and current income through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers

North American - AG 2 Money Market Fund

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Adviser: American General Advisers

North American - AG Socially Responsible Fund

The Fund seeks growth of capital through investment primarily in equity securities in companies which meet the social criteria established for the Fund.

Adviser: American General Advisers

North American - AG Strategic Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - Goldman Sachs Large Cap Growth Fund

The Fund seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the federal domestic economy. Dividend income is a secondary objective.

Adviser: American General Advisers

Sub-Adviser: Goldman Sachs Asset Management

North American International Growth Fund

The Fund seeks long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

Adviser: American General Advisers

Sub-Adviser: Thompson, Siegel & Walmsley, Inc.

North American - INVESCO MidCap Growth Fund

The Fund seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks.

Adviser: American General Advisers

Sub-Adviser: INVESCO Funds Group, Inc.

North American - J.P. Morgan Small Cap Growth Fund

The Fund seeks long-term growth from a portfolio of equity securities of small capitalization growth companies.

Adviser: American General Advisers

Sub-Adviser: J.P. Morgan Investment Management Inc.

North American Small Cap Value Fund

The Fund seeks maximum long-term return consistent with reasonable risk to principal by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

Adviser: American General Advisers

Sub-Adviser: Fiduciary Management Associates, Inc.

North American - State Street Large Cap Value Fund

The Fund seeks total returns that exceed over time the Russell 1000(R) Value Index through investments in equity securities.

Adviser: American General Advisers

Sub-Adviser: State Street Global Advisors

North American - Neuberger Berman MidCap Value Fund

The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

Adviser: American General Advisers

Sub-Adviser: Neuberger Berman Management Inc.

Ariel Investment Trust:

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.

Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.

Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation

Evergreen Equity Trust:

Evergreen Growth and Income Fund

The Fund seeks capital growth in the value of its shares by investing in the securities of companies which are temporarily undervalued in the market place but display characteristics of growth such as high return on investment and competitive advantage in their industry.

Adviser: Evergreen Asset Management Corporation

Evergreen Small Cap Value Fund

The Fund seeks current income and capital growth in the value of its shares by investing in common stocks of small U.S.
companies (less than $1 billion in market capitalization).

Adviser: Evergreen Asset Management Corporation

Evergreen Value Fund

The Fund seeks long-term capital growth with current income as a secondary objective by investing at least 75% of its assets in common stocks of medium and large-cap U.S. companies with prospects for earning growth and dividends.

Adviser: Evergreen Asset Management Corporation

Evergreen Select Equity Trust:

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)

Franklin Templeton Variable Insurance Products Trust:

Templeton Asset Strategy Fund

The Fund seeks a high level of total return by investing in the stocks and bonds of any nation, including emerging markets, and money market instruments.

Adviser: Templeton Investment Counsel, Inc.

INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.

Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation

Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation

Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.

MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP

Sit Mutual Funds:

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.

Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.

Vanguard LifeStrategy Conservative Growth Fund

The Fund seeks current income and low-to-moderate growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Vanguard LifeStrategy Growth Fund

The Fund seeks growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Vanguard LifeStrategy Moderate Growth Fund

The Fund seeks growth of capital and a reasonable level of current income by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC






Portfolio Director 2 Supplement
11/1/2000

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                               PORTFOLIO DIRECTOR
                           Fixed and Variable Annuity
                               Separate Account A

                       Supplement issued November 1, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages

Insert the following above "Separate Account A":
Fixed and Variable Annuity


Inside Cover Pages (changes underlined)

The Variable Annuity life Insurance Company

Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts

Portfolio Director(R) Fixed and Variable Annuity
                      --------------------------

First paragraph, inside cover page (changes underlined)

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director that consist of group and individual fixed and variable
                                                        ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

--------------------------------------------------------------------------------
Portfolio Director will be adding several new variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
--------------------------------------------------------------------------------

Additions to the Fee Tables, page 2

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net
assets):
                                                                Administration       Separate
                                               Mortality and   and Distribution   Account Expense   Total Separate
                 Fund                        Expense Risk Fee         Fee          Reimbursement     Account Fee
                 ----                        ----------------  ----------------   ---------------   --------------
NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES I

     North American - AG Nasdaq-100(R)             0.25%             0.75%              --              1.00%
     Index Fund

     North American - American Century             0.25              0.75               --              1.00
     Income & Growth Fund

     North American - American Century             0.25              0.75               --              1.00
     International Growth Fund

     North American - Founders Large               0.25              0.75               --              1.00
     Cap Growth Fund

     North American - Founders/T. Rowe             0.25              0.75               --              1.00
     Price Small Cap Fund

     North American - Putnam                       0.25              0.75               --              1.00
     Opportunities Fund

     North American - T. Rowe Price Blue           0.25              0.75               --              1.00
     Chip Growth Fund

     North American - T. Rowe Price                0.25              0.75               --              1.00
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                0.25              0.75            (0.25%)            0.75
     Growth Lifestyle Fund

     North American - AG Conservative              0.25              0.75            (0.25)             0.75
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.25              0.75            (0.25)             0.75

     North American - AG High Yield                0.25              0.75            (0.25)             0.75
     Bond Fund

     North American - AG Moderate Growth           0.25              0.75            (0.25)             0.75
     Lifestyle Fund

     North American - AG 2 Money
     Market Fund                                   0.25              0.75            (0.25)             0.75

     North American - AG Socially                  0.25              0.75            (0.25)             0.75
     Responsible Fund

     North American - AG Strategic                 0.25              0.75            (0.25)             0.75
     Bond Fund

     North American - Goldman Sachs                0.25              0.75            (0.25)             0.75
     Large Cap Growth Fund

     North American International Growth           0.25              0.75            (0.25)             0.75
     Fund

     North American - INVESCO MidCap               0.25              0.75            (0.25)             0.75
     Growth Fund

     North American - J.P. Morgan Small            0.25              0.75            (0.25)             0.75
     Cap Growth Fund

     North American Small Cap Value                0.25              0.75            (0.25)             0.75
     Fund

     North American - State Street Large           0.25              0.75            (0.25)             0.75
     Cap Value Fund

     North American - Neuberger Berman             0.25              0.75            (0.25)             0.75
     MidCap Value Fund

American Century Ultra Fund                        0.25              1.00            (0.21)             1.04

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.25              1.00               --              1.25

     Ariel Fund                                    0.25              1.00               --              1.25

Dreyfus Basic GNMA Fund                            0.25              1.00               --              1.25

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.25              1.00            (0.25)             1.00
     Class A

     Evergreen Small Cap Value Fund,               0.25              1.00            (0.25)             1.00
     Class A

     Evergreen Value Fund, Class A                 0.25              1.00            (0.25)             1.00

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.25              1.00               --              1.25
     Class A

INVESCO Blue Chip Growth Fund,                     0.25              1.00               --              1.25
Investor Class

Janus Adviser Worldwide Fund                       0.25              1.00               --              1.25

Janus Fund                                         0.25              1.00               --              1.25

Lou Holland Growth Fund                            0.25              1.00               --              1.25

MAS Mid Cap Growth Portfolio,                      0.25              1.00               --              1.25
     Advisor Class

Putnam Global Growth Fund, Class A                 0.25              1.00            (0.25)             1.00

Putnam New Opportunities Fund, Class A             0.25              1.00            (0.25)             1.00

Putnam OTC & Emerging Growth Fund, Class A         0.25              1.00            (0.25)             1.00

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       0.25              1.00               --              1.25

     Sit Small Cap Growth Fund                     0.25              1.00               --              1.25

Templeton Foreign Fund, Class A                    0.25              1.00            (0.25)             1.00

Vanguard LifeStrategy Conservative                 0.25              1.00               --              1.25
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.25              1.00               --              1.25

Vanguard LifeStrategy Moderate                     0.25              1.00               --              1.25
     Growth Fund

Vanguard Long-Term Corporate Fund                  0.25              1.00            (0.25)             1.00

Vanguard Long-Term Treasury Fund                   0.25              1.00            (0.25)             1.00

Vanguard Wellington Fund                           0.25              1.00               --              1.25

Vanguard Windsor II Fund                           0.25              1.00               --              1.25

Warburg Pincus Small Company                       0.25              1.00               --              1.25
     Growth Fund, Common Class


For the funds above that reflect Separate Account Expense Reimbursement (except for Vanguard Long-Term Corporate and Treasury Funds), the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee, reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement, the charges as shown are reduced by certain payments received from the underlying fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in the prospectus for more information.

Vanguard Long-Term Corporate and Treasury Funds: The Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Account Division, which may be terminated by the Company at any time without notice.

FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):
                                                                                   Other Expenses      Total Fund
                                              Management Fees                      (After Expense    Expenses (After
                 Fund                       (After Fee Waiver)     12b-1 Fees            Waiver)     Expense Waiver)
                 ----                       ------------------     ----------      --------------    ---------------
NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES I

     North American - AG Nasdaq-100(R)             0.40%              --               0.10%             0.50%
     Index Fund

     North American - American Century             0.77               --               0.06              0.83
     Income & Growth Fund

     North American - American Century             1.00               --               0.06              1.06
     International Growth Fund

     North American - Founders Large               1.00               --               0.06              1.06
     Cap Growth Fund

     North American - Founders/T. Rowe             0.90               --               0.06              0.96
     Price Small Cap Fund

     North American - Putnam                       0.95               --               0.06              1.01
     Opportunities Fund

     North American - T. Rowe Price Blue           0.80               --               0.06              0.86
     Chip Growth Fund

     North American - T. Rowe Price                1.00               --               0.06              1.06
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                0.10               --                 --              0.10
     Growth Lifestyle Fund

     North American - AG Conservative              0.10               --                 --              0.10
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.50               --               0.30              0.80

     North American - AG High Yield                0.69               --               0.29              0.98
     Bond Fund

     North American - AG Moderate Growth           0.10               --                 --              0.10
     Lifestyle Fund

     North American - AG 2 Money                   0.24               --               0.30              0.54
     Market Fund

     North American - AG Socially                  0.25               --               0.30              0.55
     Responsible Fund

     North American - AG Strategic Bond            0.59               --               0.29              0.88
     Fund

     North American - Goldman Sachs                0.52                --               0.29             0.81
     Large Cap Growth Fund

     North American International Growth           0.88                --               0.25             1.13
     Fund

     North American - INVESCO MidCap               0.63                --               0.14             0.77
     Growth Fund

     North American - J.P. Morgan Small            0.81                --               0.30             1.11
     Cap Growth Fund

     North American Small Cap Value                0.74                --               0.22             0.96
     Fund

     North American - State Street Large           0.49                --               0.31             0.80
     Cap Value Fund

     North American - Neuberger Berman             0.74                --               0.29             1.03
     MidCap Value Fund

American Century Ultra Fund                        1.00                --                 --             1.00

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.75              0.25%              0.26             1.26

     Ariel Fund                                    0.65              0.25               0.35             1.25

Dreyfus Basic GNMA Fund                            0.26                --               1.29             1.55

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.89              0.25               0.29             1.43
     Class A

     Evergreen Small Cap Value Fund,               1.00              0.25               0.42             1.67
     Class A

     Evergreen Value Fund, Class A                 0.50              0.25               0.25             1.00

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.90              0.25               0.16             1.31
     Class A

INVESCO Blue Chip Growth Fund, Investor            0.53              0.25               0.26             1.04
Class

Janus Adviser Worldwide Fund                       0.65              0.25               0.30             1.20

Janus Fund                                         0.65                --               0.20             0.85

Lou Holland Growth Fund                            0.85                --               0.50             1.35

MAS Mid Cap Growth Portfolio, Advisor Class        0.50              0.25               0.13             0.88

Putnam Global Growth Fund, Class A                 0.63              0.25               0.22             1.10

Putnam New Opportunities Fund, Class A             0.48              0.25               0.20             0.93

Putnam OTC & Emerging Growth Fund, Class A         0.55              0.25               0.18             0.98

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       1.00                --                 --             1.00

     Sit Small Cap Growth Fund                     1.50                --                 --             1.50

Templeton Foreign Fund, Class A                    0.61              0.25               0.27             1.13

Vanguard LifeStrategy Conservative                 0.28                --                 --             0.28
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.29                --                 --             0.29

Vanguard LifeStrategy Moderate                     0.29                --                 --             0.29
     Growth Fund

Vanguard Long-Term Corporate                       0.28                --               0.02             0.30
     Fund

Vanguard Long-Term Treasury Fund                   0.25                --               0.03             0.28

Vanguard Wellington Fund                           0.28                --               0.02             0.30

Vanguard Windsor II Fund                           0.35                --               0.02             0.37

Warburg Pincus Small Company                       0.00              0.25               1.15             1.40
     Growth Fund, Common Class

Notes concerning the Fund Annual Expenses Table:

North American Fund Variable Product Series II: The management of the Funds waived or reimbursed fees during the fiscal year shown. In the absence of these waivers, management fees, other expenses and total annual portfolio operating expenses, respectively would be: Core Bond Fund, 0.50%, 1.04% and 1.54%; High Yield Bond Fund, 0.69%, 1.05% and 1.74%; International Growth Fund, 0.88%, 1.02% and 1.90%; Large Cap Growth Fund, 0.52%, 0.92% and 1.44%; Large Cap Value Fund, 0.49%, 1.02% and 1.51%; Mid Cap Growth Fund, 0.63%, 1.01% and 1.64%; Mid Cap
Value Fund, 0.74%, 0.99% and 1.73%; Money Market Fund, 0.24%, 0.99% and 1.23%;
Small Cap

Growth Fund, 0.81%, 0.97% and 1.78%; Small Cap Value Fund, 0.74%, 1.01% and 1.75%; Socially Responsible Fund, 0.25%, 0.98% and 1.23%; and Strategic Bond Fund, 0.59%, 1.05% and 1.64%.

North American Fund Variable Product Series II: Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the Aggressive Growth Lifestyle Fund is 1.04%, Conservative Growth Lifestyle Fund is 0.95%, and Moderate Growth Lifestyle Fund is 0.98%. Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the underlying funds is maintained.

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.

Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.

Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.

Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Templeton Asset Strategy Fund: On February 8, 2000, shareholders of the Templeton Asset Allocation Fund approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Annual Expenses 0.74%.

Vanguard: The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1999. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds indirectly bear the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratios that the Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund, and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 1999 was 0.28%, 0.29% and 0.29%, respectively.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

EXAMPLE #1

                    Fund                          1 Year            3 years          5 Years          10 Years
                    ----                          ------            -------          -------          --------
NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES I

     North American - AG Nasdaq-100(R)             $16               $49              $ 84              $184
     Index Fund

     North American - American Century              19                59               101               219
     Income & Growth Fund

     North American - American Century              21                66               113               244
     International Growth Fund

     North American - Founders Large                21                66               113               244
     Cap Growth Fund

     North American - Founders/T. Rowe              20                63               108               233
     Price Small Cap Fund

     North American - Putnam                        21                64               110               238
     Opportunities Fund

     North American - T. Rowe Price Blue            19                60               103               223
     Chip Growth Fund

     North American - T. Rowe Price                 21                66               113               244
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                  9                28                49               110
     Growth Lifestyle Fund

     North American - AG Conservative                9                28                49               110
     Growth Lifestyle Fund

     North American - AG Core Bond Fund             16                50                87               189

     North American - AG High Yield                 18                56                96               209
     Bond Fund

     North American - AG Moderate Growth             9                28                49               110
     Lifestyle Fund

     North American - AG 2 Money                    14                42                73               161
     Market Fund

     North American - AG Socially                   14                42                73               162
     Responsible Fund

     North American - AG Strategic Bond             17                53                91               198
     Fund

     North American - Goldman Sachs                 16                51                87               190
     Large Cap Growth Fund

     North American International Growth            19                60               104               225
     Fund

     North American - INVESCO MidCap                16                49                85               186
     Growth Fund

     North American - J.P. Morgan Small             19                60               103               223
     Cap Growth Fund

     North American Small Cap Value                 18                55                95               207
     Fund

     North American - State Street Large            16                50                87               189
     Cap Value Fund

     North American - Neuberger Berman              18                57                99               214
     MidCap Value Fund

American Century Ultra Fund                         21                65               112               241

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        26                79               136               289

     Ariel Fund                                     26                79               135               288

Dreyfus Basic GNMA Fund                             29                88               150               317

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              25                77               132               281
     Class A

     Evergreen Small Cap Value Fund,                27                84               144               304
     Class A

     Evergreen Value Fund, Class A                  21                64               110               237

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 26                81               138               294
     Class A

INVESCO Blue Chip Growth Fund,                      24                73               125               267
Investor Class

Janus Adviser Worldwide Fund                        25                78               133               283

Janus Fund                                          22                67               115               248

Lou Holland Growth Fund                             27                82               140               298

MAS Mid Cap Growth Portfolio,                       22                68               117               251
     Advisor Class

Putnam Global Growth Fund, Class A                  22                67               115               248

Putnam New Opportunities Fund, Class A              20                62               106               230

Putnam OTC & Emerging Growth Fund, Class A          21                63               109               235

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        23                72               123               263

     Sit Small Cap Growth Fund                      28                87               147               312

Templeton Foreign Fund, Class A                     22                68               117               251

Vanguard LifeStrategy Conservative                  16                50                86               187
     Growth Fund

Vanguard LifeStrategy Growth                        16                50                86               188
     Fund

Vanguard LifeStrategy Moderate                      16                50                86               188
     Growth Fund

Vanguard Long-Term                                  14                42                73               162
     Corporate Fund

Vanguard Long-Term Treasury Fund                    13                42                72               159

Vanguard Wellington Fund                            16                50                87               189

Vanguard Windsor II Fund                            17                52                90               197

Warburg Pincus Small Company                        27                84               143               303
     Growth Fund, Common Class


EXAMPLE #2

                    Fund                          1 Year            3 Years          5 years          10 Years
                    ----                          ------            -------          -------          --------
NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES I

     North American - AG Nasdaq-100(R)              $62               $99              $134             $184
     Index Fund

     North American - American Century              65                108              151               219
     Income & Growth Fund

     North American - American Century              68                115              163               244
     International Growth Fund

     North American - Founders Large                68                115              163               244
     Cap Growth Fund

     North American - Founders/T. Rowe              67                112              158               233
     Price Small Cap Fund

     North American - Putnam                        67                113              160               238
     Opportunities Fund

     North American - T. Rowe Price Blue            66                109              153               223
     Chip Growth Fund

     North American - T. Rowe Price                 68                115              163               244
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                 56                 78               99               110
     Growth Lifestyle Fund

     North American - AG Conservative               56                 78               99               110
     Growth Lifestyle Fund

     North American - AG Core Bond Fund             63                100              137               189

     North American - AG High Yield                 64                105              146               209
     Bond Fund

     North American - AG Moderate                   56                 78               99               110
     Growth Lifestyle Fund

     North American - AG 2 Money                    60                 92              123               161
     Market Fund

     North American - AG Socially                   60                 92              123               162
     Responsible Fund

     North American - AG Strategic Bond             63                102              141               198
     Fund

     North American - Goldman Sachs                 63                100              137               190
     Large Cap Growth Fund

     North American International Growth            66                110              154               225
     Fund

     North American - INVESCO MidCap                62                99               135               186
     Growth Fund

     North American - J.P. Morgan Small             66                109              153               223
     Cap Growth Fund

     North American Small Cap Value                 64                105              145               207
     Fund

     North American - State Street Large            63                100              137               189
     Cap Value Fund

     North American - Neuberger Berman              65                107              149               214
     MidCap Value Fund

American Century Ultra Fund                         67                114              162               241

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        72                128              186               289

     Ariel Fund                                     72                127              185               288

Dreyfus Basic GNMA Fund                             75                136              200               317

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              71                125              182               281
     Class A

     Evergreen Small Cap Value Fund,                73                132              194               304
     Class A

     Evergreen Value Fund, Class A                  67                113              160               237

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 72                129              188               294
     Class A

INVESCO Blue Chip Growth Fund,                      70                121              175               267
     Investor Class

Janus Adviser Worldwide Fund                        71                126              183               283

Janus Fund                                          68                116              165               248

Lou Holland Growth Fund                             73                130              190               298

MAS Mid Cap Growth Portfolio,                       68                117              167               251
     Advisor Class

Putnam Global Growth Fund, Class A                  68                116              165               248

Putnam New Opportunities Fund, Class A              66                111              156               230

Putnam OTC & Emerging Growth Fund, Class A          67                113              159               235

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        69                120              173               263

     Sit Small Cap Growth Fund                      74                135              197               312

Templeton Foreign Fund, Class A                     68                117              167               251

Vanguard LifeStrategy Conservative                  63                 99              136               187
     Growth Fund

Vanguard LifeStrategy Growth                        63                100              136               188
     Fund

Vanguard LifeStrategy Moderate                      63                100              136               188
     Growth Fund

Vanguard Long-Term Corporate                        60                 92              123               162
     Fund

Vanguard Long-Term Treasury Fund                    60                 92              122               159

Vanguard Wellington Fund                            63                100              137               189

Vanguard Windsor II Fund                            63                102              140               197

Warburg Pincus Small Company                        73                132              193               303
     Growth Fund, Common Class


SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7


North American Funds Variable Product Series I:

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.


North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.


North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.


North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC


North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.


North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.


North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.


North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.


North American Funds Variable Product Series II:

North American - AG Aggressive Growth Lifestyle Fund

The Fund seeks growth through investments in a combination of the North American Funds Variable Product Series I or II Funds (primarily the equity funds).

Adviser: American General Advisers


North American - AG Conservative Growth Lifestyle Fund

The Fund seeks current income and low to moderate growth of capital through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers

North American - AG Core Bond Fund

The Fund seeks the highest possible total return consistent with conservation of capital through investment in medium to high quality fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.


North American - AG High Yield Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding high risk fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.


North American - AG Moderate Growth Lifestyle Fund

The Fund seeks growth and current income through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers


North American - AG 2 Money Market Fund

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Adviser: American General Advisers


North American - AG Socially Responsible Fund

The Fund seeks growth of capital through investment primarily in equity securities in companies which meet the social criteria established for the Fund.

Adviser: American General Advisers


North American - AG Strategic Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.


North American - Goldman Sachs Large Cap Growth Fund

The Fund seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the federal domestic economy. Dividend income is a secondary objective.

Adviser: American General Advisers

Sub-Adviser: Goldman Sachs Asset Management


North American International Growth Fund

The Fund seeks long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

Adviser: American General Advisers

Sub-Adviser: Thompson, Siegel & Walmsley, Inc.


North American - INVESCO MidCap Growth Fund

The Fund seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks.

Adviser: American General Advisers

Sub-Adviser: INVESCO Funds Group, Inc.


North American - J.P. Morgan Small Cap Growth Fund

The Fund seeks long-term growth from a portfolio of equity securities of small capitalization growth companies.

Adviser: American General Advisers

Sub-Adviser: J.P. Morgan Investment Management Inc.

North American Small Cap Value Fund

The Fund seeks maximum long-term return consistent with reasonable risk to principal by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

Adviser: American General Advisers

Sub-Adviser: Fiduciary Management Associates, Inc.


North American - State Street Large Cap Value Fund

The Fund seeks total returns that exceed over time the Russell 1000(R)Value Index through investments in equity securities.

Adviser: American General Advisers

Sub-Adviser: State Street Global Advisors


North American - Neuberger Berman MidCap Value Fund

The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

Adviser: American General Advisers

Sub-Adviser: Neuberger Berman Management Inc.


American Century Ultra Fund

The Fund seeks capital growth through investments primarily in common stocks that are considered to have better-than-average prospects for appreciation.

Adviser: American Century Investment Management, Inc.


Ariel Investment Trust:

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.


Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.


Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation


Evergreen Equity Trust:

Evergreen Growth and Income Fund

The Fund seeks capital growth in the value of its shares by investing in the securities of companies which are temporarily undervalued in the market place but display characteristics of growth such as high return on investment and competitive advantage in their industry.

Adviser: Evergreen Asset Management Corporation


Evergreen Small Cap Value Fund

The Fund seeks current income and capital growth in the value of its shares by investing in common stocks of small U.S. companies (less than $1 billion in market capitalization).

Adviser: Evergreen Asset Management Corporation


Evergreen Value Fund

The Fund seeks long-term capital growth with current income as a secondary objective by investing at least 75% of its assets in common stocks of medium and large-cap U.S. companies with prospects for earning growth and dividends.

Adviser: Evergreen Asset Management Corporation

Evergreen Select Equity Trust:

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)


INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.


Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation


Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation


Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.


MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP


Putnam Global Growth Fund

The Fund seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.

Adviser: Putnam Investment Management, Inc.


Putnam New Opportunities Fund

The Fund seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.

Adviser: Putnam Investment Management, Inc.


Putnam OTC & Emerging Growth Fund

The Fund seeks capital appreciation by investing primarily in common stocks traded in the over-the-counter market and common stocks of emerging growth companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential.

Adviser: Putnam Investment Management, Inc.

Sit Mutual Funds:

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.


Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.


                             Templeton Foreign Fund

The Fund seeks long-term capital growth by investing primarily in the equity securities of companies outside the U.S., including emerging markets.

Adviser: Templeton Global Advisors Limited


Vanguard LifeStrategy Conservative Growth Fund

The Fund seeks current income and low-to-moderate growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard


Vanguard LifeStrategy Growth Fund

The Fund seeks growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard


Vanguard LifeStrategy Moderate Growth Fund

The Fund seeks growth of capital and a reasonable level of current income by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard


Vanguard Long-Term Corporate Fund

The Fund seeks a high level of current income consistent with the maintenance of principal and liquidity by investing in a diversified portfolio of investment grade corporate and Government bonds.

Adviser: Wellington Management Company, LLP


Vanguard Long-Term Treasury Fund

The Fund seeks a high level of current income consistent with the maintenance of principal and liquidity by investing at least 85% of its total assets in long-term securities backed by the full faith and credit of the U.S. Government.

Adviser: Vanguard


Vanguard Wellington Fund

The Fund seeks to conserve capital and provide moderate long-term growth in capital and income by investing approximately 60% to 70% of its assets in dividend-paying stocks of established, large- and medium-sized companies that, in the adviser's opinion, are undervalued but whose prospects are improving. The remaining 30% to 40% of assets are invested primarily in high-quality, longer-term corporate bonds with some exposure to U.S. Treasury, government agency, and mortgage-backed bonds.

Adviser: Wellington Management Company, LLP


Vanguard Windsor II Fund

The Fund seeks to provide long-term growth of capital by investing mainly in the equity securities of large and medium-size companies whose stocks are considered by the Fund's advisers to be undervalued and out of favor with investors. The Fund's secondary objective is to provide some dividend income.

Advisers: Vanguard; Barrow, Hanley, Mewhinney, & Strauss, Inc.; Equinox Capital Management LLC; Tukman Capital Management, Inc.


Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC


Portfolio Director Supplement
11/1/2000

     The remainder of Part A is incorporated by reference into this filing.
                   The Variable Annuity Life Insurance Company
                   (485(b)POS previously filed April 26, 2000,
                     accession number 0000950129-00-001969)









     Part B is unchanged and is incorporated by reference into this filing.
                   The Variable Annuity Life Insurance Company
                   (485(b)POS previously filed April 26, 2000,
                     accession number 0000950129-00-001969)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                                 CONTRACT FORM
                              PORTFOLIO DIRECTOR,
                            PORTFOLIO DIRECTOR 2 AND
                            PORTFOLIO DIRECTOR PLUS

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements

       Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the SEC on April 26, 2000 (File No. 33-75292 / 811-3240).

       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.

     (b) Exhibits

          1.             -- Resolutions adopted by The Variable Annuity Life
                            Insurance Company Board of Directors at its Annual
                            Meeting of April 18, 1979 establishing The Variable
                            Annuity Life Insurance Company Separate Account A,
                            incorporated herein by reference to Post-Effective
                            Statement No. 5 filed with the Securities and Exchange
                            Commission ("SEC") on March 1, 1996 (File No.
                            33-75292/811-3240).
          2.             -- Not Applicable.
          3(a).          -- Underwriting Agreement between The Variable Annuity Life
                            Insurance Company, The Variable Annuity Life Insurance
                            Company Separate Account A and The Variable Annuity
                            Marketing Company, incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          3(b).          -- Underwriting Agreement between The Variable Annuity
                            Life Insurance Company, The Variable Annuity Life
                            Insurance Company, The Variable Annuity Life
                            Insurance Company Separate Account A and A.G.
                            Distributors, Inc., incorporated herein by reference
                            to Post-Effective Amendment No. 17 filed with the
                            SEC on April 26, 2000 (file No. 33-75292/811-3240).
          4(a).          -- Specimen Individual Annuity Contract. (Form UIT-194),
                            incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1996 (File
                            No. 33-75292/811-3240).
          4(b)(i).       -- Specimen Group Annuity Contract. (Form UITG-194),
                            incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1996 (File
                            No. 33-75292/811-3240).
          4(b)(ii).      -- Specimen Individual Non-Qualified Annuity Contract. (Form
                            UITN-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(iii).     -- Specimen Certificate of Participation under Group Annuity
                            Contract. (Form UITG-194P), incorporated herein by
                            reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(iv).      -- Specimen Individual Retirement Account Annuity Contract.
                            (Form UIT-IRA-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(v).       -- Specimen Simplified Employee Pension Contract (Form
                            UIT-SEP-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(vi).      -- Specimen Endorsement to Group Annuity Contract or
                            Certificate of Participation under Group Annuity
                            Contract. (Form UITG-194-RSAC), effective upon issuance;
                            incorporated herein by reference to Post-Effective
                            Amendment. No. 11 filed with the SEC on December 23, 1997
                            (File No. 33-75292/811-3240).
          4(b)(vii).     -- Specimen SIMPLE Individual Retirement Annuity Contract
                            (Form UIT-SIMPLE-897), incorporated herein by reference
                            to Post-Effective Amendment No. 15 filed with the SEC on
                            December 17, 1998 (File No. 33-75292/811-3240).
          4(b)(viii).    -- Specimen Portfolio Director Endorsement to Individual
                            Annuity Contract. (Form IPD-798), incorporated herein by
                            reference to Post-Effective Amendment No. 15 filed with
                            the SEC on December 17, 1998 (File No.
                            33-75292/811-3240).
          4(b)(ix).      -- Specimen Portfolio Director Individual Retirement Annuity
                            (IRA) Endorsement to Individual Retirement Account
                            Annuity Contract. (Form IPDIRA-798), incorporated herein
                            by reference to Post-Effective Amendment No. 15 filed
                            with the SEC on December 17, 1998 (File No.
                            33-75292/811-3240).
          4(b)(x).       -- Specimen Portfolio Director Non-Qualified Deferred
                            Annuity (NQDA) Endorsement to Individual Non-Qualified
                            Annuity Contract. (Form IPDN-798), incorporated herein by
                            reference to Post-Effective Amendment No. 15 filed with
                            the SEC on December 17, 1998 (File No.
                            33-75292/811-3240).

          5(a)(i).       -- Specimen Application for Portfolio Director/Portfolio
                            Director 2 Fixed and Variable Annuity for use with all
                            plan types except Individual Retirement Annuities (IRA),
                            Simplified Employee Pension Plan (SEP), and Non-Qualified
                            Deferred Annuities (NQDA); incorporated herein by
                            reference to Post-Effective Amendment No. 12 filed with
                            the SEC on April 29, 1998 (File No. 33-75292/811-3240).
          5(a)(ii).      -- Specimen Application for Portfolio Director/Portfolio
                            Director 2 Fixed and Variable Annuity for use with
                            Individual Retirement Annuities (IRA), Simplified
                            Employee Pension Plans (SEP), and Non-Qualified Deferred
                            Annuities (NQDA); incorporated herein by reference to
                            Post-Effective Amendment No. 12 filed with the SEC on
                            April 29, 1998 (File No. 33-75292/811-3240).
          5(a)(iii).     -- Specimen Application for Portfolio Director Plus Fixed
                            and Variable Annuity for use with all plan types except
                            NQDA, incorporated herein by reference to Post-Effective
                            Amendment No. 15 filed with the SEC on December 17, 1998
                            (File No. 33-75292/811-3240).
          5(a)(iv).      -- Specimen Application for Portfolio Director Plus Fixed
                            and Variable Annuity for use with all plan types,
                            primarily Non-Qualified, incorporated herein by reference
                            to Post-Effective Amendment No. 15 filed with the SEC on
                            December 17, 1998 (File No. 33-75292/811-3240).
          5(b).          -- Specimen Group Master Application, incorporated herein by reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75292/811-3240).
          5(b)(i).       -- Specimen Portfolio Director Plus Group Master Application
                            for use with all plan types except NQDA, incorporated
                            herein by reference to Post-Effective Amendment No. 15
                            filed with the SEC on December 17, 1998 (File No.
                            33-75292/811-3240).
          5(b)(ii).      -- Specimen Portfolio Director Plus Group Master Application
                            for use with all plan types, primarily Non-Qualified,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 15 filed with the SEC on December 17, 1998
                            (File No. 33-75292/811-3240).
          6(a).          -- Copy of Amended and Restated Articles of Incorporation of
                            The Variable Annuity Life Insurance Company, incorporated
                            herein by reference to Post-Effective Amendment No. 5
                            filed with the SEC on March 1, 1996 (File No.
                            33-75292/811-3240).
          6(b).          -- Copy of Amendment Number One to Amended and Restated
                            Articles of Incorporation of The Variable Annuity Life
                            Insurance Company (as amended through April 28, 1989)
                            effective March 28, 1990, incorporated herein by
                            reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75922/811-3240).
          6(c).          -- Copy of Amended and Restated Bylaws of The Variable
                            Annuity Life Insurance Company as amended through March
                            4, 1992; incorporated herein by reference to
                            Post-Effective Amendment No. 11 filed with the SEC on
                            December 23, 1997 (File No. 33-75292/811-3240).
          7.             -- Not Applicable.
          8(a).          -- (1) Participation Agreement between The Variable Annuity
                            Life Insurance Company and Templeton Variable
                            Products Series Fund, incorporated herein by
                            reference to Post-Effective Amendment No. 5 filed
                            with the SEC on March 1, 1996 (File No.
                            33-75292/811-3240).
                        (2) Form of Redacted Participation Agreement between
                            Franklin Templeton Variable Insurance Products
                            Trust, Franklin Templeton Distributors, Inc. and The
                            Variable Annuity Life Insurance Company dated May 1,
                            2000, incorporated herein by reference to
                            Post-Effective Amendment No. 17 filed with the SEC on
                            April 26, 2000 (File No. 33-75292/811-3240).
                        (3) Master Shareholder Services Agreement between The
                            Variable Annuity Life Insurance Company and Franklin
                            Templeton Group of Funds, incorporated herein by
                            reference to Post-Effective Amendment No. 8 filed with
                            the SEC on June 28, 1996 (File No. 33-75292/811-3240).
                        (4) Form of Redacted Administrative Services Agreement between
                            The Variable Annuity Life Insurance Company and Franklin
                            Templeton Services, Inc., incorporated herein by
                            reference to Post-Effective Amendment No. 17 filed
                            with the SEC on April 26, 2000 (File No.
                            33-75292/811-3240).


          8(b).          -- (1) Participation Agreement between The Variable
                            Annuity Life Insurance Company and Dreyfus Variable
                            Investment Fund, incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3420).
                        (2) Agreement between The Variable Annuity Life Insurance
                            Company and The Dreyfus Corporation dated July 1, 1997;
                            incorporated herein by reference to Post-Effective
                            Amendment No. 12 filed with the SEC on April 29, 1998
                            (File No. 33-75292/811-3240).
                        (3) Amendment No. 1 dated November 1, 1999 to Agreement
                            between The Dreyfus Corporation and The Variable
                            Annuity Life Insurance Company dated July 1, 1997,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 17 filed with the SEC on April 26,
                            2000 (File No. 33-75292/811-3240).
          8(c).          -- (1) Order Transmission Agreement between The Variable
                            Annuity Life Insurance Company and Scudder Service
                            Corporation, incorporated herein by reference to
                            Post-Effective Amendment No. 8 filed with the SEC on June
                            28, 1996 (File No. 33-75292/811-3240).
                        (2) Amendment to Order Transmission Agreement between The
                            Variable Annuity Life Insurance Company and Scudder
                            Service Corporation, effective July 1, 1997, incorporated
                            herein by reference to Post-Effective Amendment No. 11
                            filed with the SEC on December 23, 1997 (File No.
                            33-75292/811-3240).
          8(d).          -- (1) Fund Participation Agreement between The Variable
                            Annuity Life Insurance Company and Putnam Mutual Funds
                            Corp., incorporated herein by reference to Post-Effective
                            Amendment No. 8 filed with the SEC on June 28, 1996 (File
                            No. 33-75292/811-3240).
                        (2) Amendment No. 1 to Fund Participation Agreement between
                            The Variable Annuity Life Insurance Company and Putnam
                            Mutual Funds Corp., effective August 18, 1997;
                            incorporated herein by reference to Post-Effective
                            Amendment No. 11 filed with the SEC on December 23, 1997
                            (File No. 33-75292/811-3240).
          8(e).          -- (1) Fund Participation Agreement between The Variable
                            Annuity Life Insurance Company and Twentieth Century
                            Investors Inc., incorporated herein by reference to
                            Post-Effective Amendment No. 8 filed with the SEC on June
                            28, 1996 (File No. 33-75292/811-3240).
                        (2) Amendment No. 1 to Fund Participation Agreement between
                            The Variable Annuity Life Insurance Company, American
                            Century Mutual Funds, Inc. and American Century
                            Investment Management, Inc., effective December 8, 1997;
                            incorporated herein by reference to Post-Effective
                            Amendment No. 11 filed with the SEC on December 23, 1997
                            (File No. 33-75292/811-3240).
                        (3) Amendment No. 2 dated January 1, 2000 to Fund
                            Participation Agreement between The Variable Annuity
                            Life Insurance Company, American Century Mutual Funds, Inc.
                            and American Century Investment Management, Inc. dated
                            April 30, 1996, as amended December 8, 1997,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 17 filed with the SEC on April 26,
                            2000 (File No. 33-75292/811-3240).
          8(f).          -- (1) Participation Agreement between The Variable Annuity
                            Life Insurance Company and Founders Growth Fund Inc.,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 8 filed with the SEC on June 28, 1996 (File
                            No. 33-75292/811-3240).
                        (2) Amended and Restated Participation Agreement dated
                            July 1, 1999 between Founders Funds, Inc., Premier
                            Mutual Fund Services, Inc., Founders Asset
                            Management, LLC and The Variable Annuity Life
                            Insurance Company, incorporated herein by reference to
                            Post-Effective Amendment No. 17 filed with the SEC on
                            April 26, 2000 (File No. 33-75292/811-3240).
                        (3) Consent to Assignment between The Variable Annuity Life
                            Insurance Company and Premier Mutual Fund Services, Inc.
                            dated April 1, 1998; incorporated herein by reference to
                            Post-Effective Amendment No. 12 filed with the SEC on
                            April 29, 1998 (File No. 33-75292/811-3240).
          8(g).          -- (1) Participation Agreement between The Variable Annuity
                            Life Insurance Company and Vanguard Group, Inc.,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 8 filed with the SEC on June 28, 1996 (File
                            No. 33-75292/811-3240).

                     (2) Amendment No. 1 to Participation Agreement between
                         The Variable Annuity Life Insurance Company and The
                         Vanguard Group, Inc., effective July 17, 1998,
                         incorporated herein by reference to Post-Effective
                         Amendment No. 14 filed with the SEC on September 11,
                         1998 (File No. 33-75292/811-3240).
       8(h).          -- Agreement between The Variable Annuity Life Insurance
                         Company and Neuberger & Berman Management Inc.,
                         incorporated herein by reference to Post-Effective
                         Amendment No. 8 filed with the SEC on June 28, 1996
                         (File No. 33-75292/811-3240).
       8(i).          -- Agreement between The Variable Annuity Life Insurance
                         Company and T. Rowe Price Investment Services, Inc.,
                         entered into October 1, 1998, incorporated herein by
                         reference to Post-Effective Amendment No. 15 filed with
                         the SEC on December 17, 1998 (File No.
                         33-75292/811-3240).
       8(j)(i).       -- Participation Agreement between The Variable Annuity
                         Life Insurance Company and Evergreen Equity Trust,
                         dated January 4, 1999 incorporated herein by reference
                         to Post-Effective Amendment No. 16 filed with the SEC
                         on April 26, 1999 (File No. 33-75292/811-3240).
       8(j)(ii).      -- Form of Amendment No. 1 to Participation Agreement
                         between The Variable Annuity Life Insurance Company
                         and Evergreen Equity Trust dated October 2, 2000.
       8(j)(iii).     -- Form of Administrative Services Agreement between The
                         Variable Annuity Life Insurance Company and
                         Evergreen Investment Services, Inc. dated October 2,
                         2000.
       8(k)(i).       -- Form of Participation Agreement between The Variable
                         Annuity Life Insurance Company, SIT Mutual Funds,
                         Inc. and SIT Investment Associates, Inc. dated November
                         1, 2000.
       8(k)(ii).      -- Form of Administrative Services Agreement between The
                         Variable Annuity Life Insurance Company and SIT
                         Investment Associates, Inc. dated November 1, 2000.
       8(k)(iii).     -- Form of Participation Agreement between The Variable
                         Annuity Life Insurance Company, SIT MidCap Growth
                         Fund, Inc. and SIT Investment Associates, Inc. dated
                         November 1, 2000.
       8(k)(iv).      -- Form of Administrative Services Agreement between The
                         Variable Annuity Life Insurance Company and SIT
                         Investment Associates, Inc. dated November 1, 2000.
       8(l)(i).       -- Form of Participation Agreement between The Variable
                         Annuity Life Insurance Company, Ariel Investment Trust
                         and Ariel Distributors, Inc. dated November 7, 2000.
       8(l)(ii).      -- Form of Administrative Services Agreement between The
                         Variable Annuity Life Insurance Company and Ariel
                         Distributors, Inc.
       8(m)(i).       -- Form of Services Agreement between The Variable Annuity
                         Life Insurance Company and Janus Service Corporation.
       8(m)(ii).      -- Form of Participant Administrative Services Agreement
                         between The Variable Annuity Life Insurance Company
                         and Janus Service Corporation.
       8(m)(iii).     -- Form of Distribution and Shareholder Services Agreement
                         between The Variable Annuity Life Insurance Company
                         and Janus Distributors, Inc.
       8(n)(i).       -- Form of Participation Agreement between The Variable
                         Annuity Life Insurance Company, INVESCO Stock Funds,
                         Inc. and INVESCO Distributors, Inc.
       8(n)(ii).      -- Form of Administrative Services Agreement between The
                         Variable Annuity Life Insurance Company and INVESCO
                         Funds Group, Inc.
       8(o)(i).       --  Form of Participation Agreement between The Variable
                         Annuity Life Insurance Company, Warburg  Pincus Small
                         Company Growth Funds (common shares), Credit Suisse
                         Asset Management, LLC and Credit Suisse Asset
                         Management Securities, Inc. dated October 2, 2000.
       8(o)(ii).      -- Form of Administrative Services Agreement Letter
                         between The Variable Annuity Life Insurance Company
                         and Credit Suisse Asset Management, LLC dated October
                         2, 2000.
       8(p)(i).       -- Form of Participation Agreement between The Variable
                         Annuity Life Insurance Company, Lou Holland Fund and
                         HCM Investments, Inc. dated November 1, 2000.
       8(p)(ii).      -- Form of Administrative Services Agreement between The
                         Variable Annuity Life Insurance Company and Holland
                         Capital Management, L.P. dated November 1, 2000.
       8(q).          -- Form of Agency Agreement between The Variable Annuity
                         Life Insurance Company, MAS Funds, MAS Fund
                         Distribution, Inc. and Miller Anderson & Sherrerd, LLP
                         dated November 1, 2000.
       9.             -- Not Applicable.
      10.             -- Consent of Independent Auditors.
      11.             -- Not Applicable.
      12.             -- Not Applicable.
      13.             -- Calculation of standard and nonstandard performance
                         information; incorporated herein by reference to
                         Post-Effective Amendment No. 11 filed with the SEC on
                         December 23, 1997 (File No. 33-75292/811-3240).
      14.             -- Not Applicable.
      15.             -- Supplemental Information Form which discloses Section
                         403(b)(11) withdrawal restrictions as set forth in a
                         no-action letter issued by the SEC on November 28,
                         1988, and which requires the signed acknowledgement of
                         participants who purchase Section 403(b) annuities with
                         regard to these withdrawal restrictions; incorporated
                         herein by reference to Post-Effective Amendment No. 12
                         filed with the SEC on April 29, 1998 (File No.
                         33-75292/811-3240).
      16(a).          -- Copies of manually signed power of attorney for The
                         Variable Annuity Life Insurance Company Director Robert
                         M. Devlin, incorporated herein by reference to
                         Post-Effective Amendment No. 5 filed with the SEC on
                         March 1, 1996 (File No. 33-75292/811-3240).
      16(b).          -- Copy of manually signed power of attorney for The
                         Variable Annuity Life Insurance Company Director Jon P.
                         Newton, incorporated herein by reference to
                         Post-Effective Amendment No. 6 filed with the SEC on
                         April 19, 1996 (File No. 33-75292/811-3240).
      16(c).          -- Copy of manually signed powers of attorney for The
                         Variable Annuity Life Insurance Company Directors Brent
                         C. Nelson, Thomas L. West, Jr., Bruce R. Abrams, John
                         A. Graf, Patrick E. Grady and Richard W. Scott;
                         incorporated herein by reference to Post-Effective
                         Amendment No. 12 filed with the SEC on April 29, 1998
                         (File No. 33-75292/811-3240).
      16(d).          -- Copy of manually signed powers of attorney for The
                         Variable Annuity Life Insurance Company Directors John
                         E. Arant, Kent E. Barrett and Carl J. Santillo;
                         incorporated herein by reference to Post-Effective
                         Amendment No. 16 filed with the SEC on April 26, 1999
                         (File No. 33-75292/811-3240).
      16(e).          -- Copy of manually signed powers of attorney for The
                         Variable Annuity Life Insurance Company Directors Bruce
                         R. Abrams, Kent E. Barrett, Rebecca G. Campbell, Robert
                         P. Condon, John A. Graf and Carl J. Santillo;
                         incorporated herein by reference to Post-Effective
                         Amendment No. 17 filed with the SEC on April 26, 2000
                         (File No. 33-75292/811-3240).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and principal officers of the Company as of October 18, 2000 are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.

          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
John A. Graf                               Chairman, Director, President and Chief Executive Officer
Bruce R. Abrams                            Director and Executive Vice President-AGAIC Sales
Kent E. Barrett                            Director, Executive Vice President and Chief Financial Officer
Rebecca G. Campbell                        Director and Senior Vice President - Human Resources
Robert P. Condon                           Director and Executive Vice President - VALIC Sales & Institutional Marketing
Carl J. Santillo                           Director and Executive Vice President - Operations
Mary Cavanaugh                             Senior Vice President - General Counsel and Secretary
Kathleen Adamson                           Senior Vice President - Customer Service
Michael J. Akers                           Senior Vice President and Chief Actuary
Richard L. Bailey                          Senior Vice President - Planning and Expense Management
Michael A. Betts                           Senior Vice President - Systems
Jennifer D. Cobbs                          Senior Vice President - Field Sales Development
Kenneth E. Coffey                          Senior Vice President - National Marketing Director
Terry Eleftheriou                          Senior Vice President - Finance
Sharla A. Jackson                          Senior Vice President - Customer Service Amarillo
Stephen G. Kellison                        Senior Vice President - Product Management
Richard J. Lindsay                         Senior Vice President - Marketing
Robert E. Steele                           Senior Vice President - Specialty Products
Rosemary Beauvais                          Vice President - Corporate Technology Services
James D. Bonsall                           Vice President - Financial Reporting
Gregory S. Broer                           Vice President - Actuarial
Richard A. Combs                           Vice President - Actuarial
Neil J. Davidson                           Vice President - Actuarial
David H. denBoer                           Vice President - Compliance
Jill A. Etta                               Vice President - Variable Annuity Sales
Terry B. Festervand                        Vice President & Treasurer
Daniel Fritz                               Vice President - Actuarial
Michael D. Gifford                         Vice President - Case Development
Joseph P. Girgenti                         Vice President - Sales Support
Albert J. Gutierrez                        Vice President & Investment Officer
Calvin King                                Vice President - North Houston Customer Care Center
Traci P. Langford                          Vice President - Account Management
Jerry L. Livers                            Vice President - PPGA Sales
Cindy Moore                                Vice President - Budget & Expense Management
Deanna Osmonson                            Vice President - Sales Practices
Thomas G. Norwood                          Vice President - Broker/Dealer Operations
Rembert R. Owen, Jr.                       Vice President and Assistant Secretary
Larry Robinson                             Vice President - Product Development
Steven D. Rubinstein                       Vice President - Financial Planning and Reporting
Richard W. Scott                           Vice President and Chief Investment Officer
Gary N. See                                Vice President - Group Actuarial
Nancy K. Shumbera                          Vice President - Business Solution Development
Brenda Simmons                             Vice President - Premium Processing
David Snyder                               Vice President - Electronic Commerce
Paula F. Snyder                            Vice President - AGRS Marketing Communications

          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
James P. Steele                           Vice President - Specialty Products
Kenneth R. Story                          Vice President - Information Technology
Brian R. Toldan                           Vice President and General Auditor
Krien Verberkmoes                         Vice President - Sales Compliance
Lynn West                                 Vice President - Strategy and Planning
William A. Wilson                         Vice President - Government Affairs
Jane E. Bates                             Vice President and Chief Compliance Officer
Roger E. Hahn                             Investment Officer
C. Scott Inglis                           Investment Officer
Gordon S. Massie                          Investment Officer
Craig R. Mitchell                         Investment Officer
Julia S. Tucker                           Vice President and Investment Officer
W. Lary Mask                              Real Estate Investment Officer and Assistant Secretary
D. Lynne Walters                          Tax Officer
Pauletta P. Cohn                          Assistant Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following is a list of American General Corporation's subsidiaries as of August 31, 2000. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                                                  Jurisdiction of
                                      Name                                         Incorporation
--------------------------------------------------------------------------------  ---------------
AGC Life Insurance Company .....................................................     Missouri
   American General Property Insurance Company(16) .............................     Tennessee
      American General Property Insurance Company of Florida ...................     Florida
   American General Life and Accident Insurance Company(6) .....................     Tennessee
   American General Life Insurance Company(7) ..................................     Texas
      American General Annuity Service Corporation .............................     Texas
      American General Life Companies ..........................................     Delaware
       American General Life Insurance Company of New York .....................     New York
         The Winchester Agency Ltd. ............................................     New York
      The Variable Annuity Life Insurance Company ..............................     Texas
         Parkway 1999 Trust(17) ................................................     Maryland
         PESCO Plus, Inc(14) ...................................................     Delaware
         American General Gateway Services, L.L.C(15) ..........................     Delaware
         The Variable Annuity Marketing Company ................................     Texas
         American General Financial Advisors, Inc...............................     Texas
         VALIC Retirement Services Company .....................................     Texas
         VALIC Trust Company ...................................................     Texas
         American General Assignment Corporation of New York ...................     New York
   The Franklin Life Insurance Company .........................................     Illinois
      The American Franklin Life Insurance Company .............................     Illinois
      Franklin Financial Services Corporation ..................................     Delaware
   HBC Development Corporation .................................................     Virginia
   Templeton American General Life of Bermuda, Ltd(13) .........................     Bermuda
   Western National Corporation.................................................     Delaware
      WNL Holding Corp..........................................................     Delaware
         American General Annuity Insurance Company ............................     Texas
         American General Assignment Corporation ...............................     Texas
         American General Distributors, Inc. ...................................     Delaware
         A.G. Investment Advisory Services, Inc. ...............................     Delaware
         American General Financial Institutions Group, Inc.....................     Delaware
         WNL Insurance Services, Inc. ..........................................     Delaware
American General Asset Management Corporation ..................................     Delaware
American General International, Inc. ...........................................     Delaware
American General Enterprise Services, Inc. .....................................     Delaware
American General Corporation* ..................................................     Delaware
American General Delaware Management Corporation(1) ............................     Delaware
American General Finance, Inc. .................................................     Indiana

                                                                                  Jurisdiction of
                                      Name                                         Incorporation
--------------------------------------------------------------------------------  ---------------
   HSA Residential Mortgage Services of Texas, Inc..............................     Delaware
   AGF Investment Corp. ........................................................     Indiana
   American General Auto Finance, Inc.  ........................................     Delaware
   American General Finance Corporation(8) .....................................     Indiana
      American General Finance Group, Inc. .....................................     Delaware
         American General Financial Services, Inc.(9) ..........................     Delaware
             The National Life and Accident Insurance Company ..................     Texas
      Merit Life Insurance Co. .................................................     Indiana
      Yosemite Insurance Company ...............................................     Indiana
   American General Finance, Inc................................................     Alabama
   A.G. Financial Service Center, Inc. .........................................     Utah
   American General Bank, FSB ..................................................     Utah
   American General Financial Center, Inc.* ....................................     Indiana
   American General Financial Center, Incorporated* ............................     Indiana
   American General Financial Center Thrift Company* ...........................     California
   Thrift, Incorporated* .......................................................     Indiana
American General Funds Distributors, Inc. ......................................     Delaware
American General Investment Advisory Services, Inc.*  ..........................     Texas
American General Investment Holding Corporation(10) ............................     Delaware
   American General Investment Management, L.P.(10) ............................     Delaware
American General Investment Management Corporation(10) .........................     Delaware
American General Realty Advisors, Inc. .........................................     Delaware
American General Realty Investment Corporation .................................     Texas
   AGLL Corporation(11) ........................................................     Delaware
   American General Land Holding Company .......................................     Delaware
      AG Land Associates, LLC(11) ..............................................     California
   GDI Holding, Inc.*(12) ......................................................     California
   Pebble Creek Service Corporation ............................................     Florida
   SR/HP/CM Corporation ........................................................     Texas
Green Hills Corporation ........................................................     Delaware
Knickerbocker Corporation ......................................................     Texas
   American Athletic Club, Inc. ................................................     Texas
Pavilions Corporation...........................................................     Delaware
USLIFE Corporation..............................................................     Delaware
   All American Life Insurance Company..........................................     Illinois
   American General Assurance Company...........................................     Illinois
      American General Indemnity Company........................................     Nebraska
      USLIFE Credit Life Insurance Company of Arizona...........................     Arizona
   American General Life Insurance Company of Pennsylvania......................     Pennsylvania
   I.C. Cal*....................................................................     California
   North Central Administrators, Inc............................................     Minnesota
   North Central Life Insurance Company.........................................     Minnesota
      North Central Caribbean Life, Ltd.........................................     Nevis
   The Old Line Life Insurance Company of America...............................     Wisconsin
   The United States Life Insurance Company in the City of New York ............     New York

                                                                                   Jurisdiction of
                                      Name                                          Incorporation
--------------------------------------------------------------------------------   ---------------
   American General Bancassurance Services, Inc.................................      Illinois
      USMRP, Ltd................................................................      Turks & Caicos
   USLIFE Realty Corporation....................................................      Texas
         USLIFE Real Estate Services Corporation................................      Texas
   USLIFE Systems Corporation...................................................      Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.


                                      NOTES

(1) The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C. American General Delaware, L.L.C.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries o AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

(6) AGLA owns approximately 12% of Whirlpool Financial Corp ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:


        American General Insurance Agency, Inc. (Missouri)
        American General Insurance Agency of Hawaii, Inc. (Hawaii)
        American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI: American General Insurance Agency of Ohio, Inc. (Ohio) American General Insurance Agency of Texas, Inc. (Texas) American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

(9) American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(10) American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

(11) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

(12) AGRI owns a 75% interest in GDI Holding, Inc.

(13) AGCL owns 50% of the common stock of TAG Life. Templeton International, Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

(14) VALIC holds 90% of the outstanding common shares of PESCO Plus, Inc. The Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(15) VALIC holds 90% of the outstanding common shares of American General Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(16) AGPIC is jointly owned by AGCL and AGLA. AGCL owns 51.85% and AGLA owns 48.15% of the issued and outstanding shares of AGPIC.

(17) Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

COMPANY ABBREVIATIONS AS USED IN ITEM 26:

                                                                                                    State/Jur.
   Abb.                                           Company                                          of Domicile
   ----                                           -------                                          -----------

AAL             All American Life Insurance Company.....................................               IL
AAth            American Athletic Club, Inc. ...........................................               TX
AFLI            The American Franklin Life Insurance Company ...........................               IL
AGAIC           American General Annuity Insurance Company .............................               TX
AGAMC           American General Asset Management Corp. ................................               DE
ASGN-NY         American General Assignment Corporation of New York ....................               NY
AGAC            American General Assurance Company......................................               IL
AGAS            American General Annuity Service Corporation ...........................               TX
AGBS            American General Distributors, Inc. ....................................               DE
AGB             American General Bank, FSB .............................................               UT
AGC             American General Corporation ...........................................               TX
AGCL            AGC Life Insurance Company .............................................               MO
AGDMC           American General Delaware Management Corporation .......................               DE
AGES            American General Enterprise Services, Inc. .............................               DE
AGF             American General Finance, Inc. .........................................               IN
AGFC            American General Finance Corporation ...................................               IN
AGFCI           American General Financial Center, Incorporated ........................               IN
AGFCT           American General Financial Center Thrift Company .......................               CA
AGFG            American General Finance Group, Inc. ...................................               DE
AGFDI           American General Funds Distributors, Inc. ..............................               DE
AGF Inv         AGF Investment Corp. ...................................................               IN
AGFn            A.G. Financial Service Center, Inc. ....................................               UT
AGFnC           American General Financial Center, Inc. ................................               IN
AGFS            American General Financial Services, Inc. ..............................               DE
AGFA            American General Financial Advisors, Inc................................               TX
AGFIG           American General Financial Institutions Group, Inc.  ...................               DE
AGGS            American General Gateway Services, L.L.C................................               DE
AGIA            American General Insurance Agency, Inc. ................................               MO
AGIAH           American General Insurance Agency of Hawaii, Inc. ......................               HI
AGIAM           American General Insurance Agency of Massachusetts, Inc. ...............               MA
AGIAO           American General Insurance Agency of Ohio, Inc.                                        OH
AGIAOK          American General Insurance Agency of Oklahoma, Inc. ....................               OK
AGIAS           A.G. Investment Advisory Services, Inc..................................               DE
AGIAT           American General Insurance Agency of Texas, Inc                                        TX
AGII            American General International, Inc.                                                   DE
AGIHC           American General Investment Holding Corporation                                        DE
AGIM            American General Investment Management, L.P.                                           DE
AGIMC           American General Investment Management Corporation                                     DE
AGIND           American General Indemnity Company......................................               NE

                                                                                                    State/Jur.
   Abb.                                           Company                                          of Domicile
   ----                                           -------                                          -----------

AGL             American General Life Insurance Company ................................               TX
AGLC            American General Life Companies.........................................               DE
AGLA            American General Life and Accident Insurance Company....................               TN
AGLH            American General Land Holding Company ..................................               DE
AGLL            AGLL Corporation........................................................               DE
AGNY            American General Life Insurance Company of New York ....................               NY
AGPA            American General Life Insurance Company of Pennsylvania.................               PA
AGPIC           American General Property Insurance Company ............................               TN
AGRA            American General Realty Advisors, Inc. .................................               DE
AGRI            American General Realty Investment Corporation .........................               TX
AGRSC           American General Retirement Services Company ...........................               TX
AGSI            American General Securities Incorporated ...............................               TX
AGX             American General Exchange, Inc. ........................................               TN
ASGN            American General Assignment Corporation.................................               TX
FFSC            Franklin Financial Services Corporation ................................               DE
FL              The Franklin Life Insurance Company ....................................               IL
GHC             Green Hills Corporation ................................................               DE
HBDC            HBC Development Corporation.............................................               VA
KC              Knickerbocker Corporation ..............................................               TX
ML              Merit Life Insurance Co. ...............................................               IN
NLA             The National Life and Accident Insurance Company .......................               TX
NCA             North Central Administrators, Inc. .....................................               MN
NCL             North Central Life Insurance Company....................................               MN
NCCL            North Central Caribbean Life, Ltd.......................................               T&C
OLL             The Old Line Life Insurance Company of America..........................               WI
PKWY            Parkway 1999 Trust......................................................               MD
PAV             Pavilions Corporation...................................................               DE
PCSC            Pebble Creek Service Corporation .......................................               FL
PIFLA           American General Property Insurance Company of Florida..................               FL
PPI             PESCO Plus, Inc.........................................................               DE
RMST            HSA Residential Mortgage Services of Texas, Inc.........................               DE
SRHP            SR/HP/CM Corporation ...................................................               TX
TAG Life        Templeton American General Life of Bermuda, Ltd. .......................               BA
TI              Thrift, Incorporated ...................................................               IN
UAS             American General Bancassurance Services, Inc............................               IL
UC              USLIFE Corporation......................................................               DE
UCLA            USLIFE Credit Life Insurance Company of Arizona ........................               AZ
URC             USLIFE Realty Corporation...............................................               TX
URSC            USLIFE Real Estate Service Corporation .................................               TX
USC             USLIFE Systems Corporation..............................................               DE
USL             The United States Life Insurance Company in the City of New York........               NY
USMRP           USMRP, Ltd..............................................................               T&C
VALIC           The Variable Annuity Life Insurance Company ............................               TX
VAMCO           The Variable Annuity Marketing Company .................................               TX

                                                                                                    State/Jur.
   Abb.                                           Company                                          of Domicile
   ----                                           -------                                          -----------

VTC             VALIC Trust Company.....................................................               TX
WA              The Winchester Agency Ltd. .............................................               NY
WIS             WNL Insurance Services, Inc.............................................               DE
WNC             Western National Corporation ...........................................               DE
WNLH            WNL Holding Corp........................................................               DE
YIC             Yosemite Insurance Company .............................................               IN

ITEM 27. NUMBER OF CONTRACT OWNERS

                                           As of September 30, 2000

                                QUALIFIED CONTRACTS      NON-QUALIFIED CONTRACTS
                              -----------------------    -----------------------
                               GROUP       INDIVIDUAL    GROUP        INDIVIDUAL
                              -------      ----------    -----        ----------
Portfolio Director:           111,488            72       -0-             -0-
Portfolio Director 2:         984,815       386,021       -0-             -0-
Portfolio Director Plus:       84,922         2,816       172             308

ITEM 28. INDEMNIFICATION

     Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees").

     The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

     Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

     Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

     Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and
(ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

     Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) American General Distributors, Inc. acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for the North American Funds Variable Product Series I and North American Funds Variable Product Series II, each a registered investment company.

     (b) The following information is furnished with respect to each officer and director of American General Distributors, Inc.:

           NAME AND PRINCIPAL                        POSITIONS AND OFFICES
            BUSINESS ADDRESS                            WITH UNDERWRITER
            ----------------                         ---------------------
     (*)
Robert P. Condon                           Chairman, Director, Chief Executive Officer
                                           and President

     (*)
Mary Cavanaugh                             Director and Secretary

     (*)
Thomas G. Norwood                          Director, Chief Financial Officer and Treasurer

     (*)
Jane E. Bates                              Vice President and Chief Compliance Officer

     (*)
V. Keith Roberts                           Vice President- Operations

     (*)
D. Lynne Walters                           Tax Officer

     (*)
Cheryl G. Hemley                           Assistant Secretary

     (*)
Daniel R. Cricks                           Assistant Tax Officer

     (*)
James D. Bonsall                           Assistant Treasurer

     (*)
Steven D. Rubinstein                       Assistant Treasurer

     (*)
Marylyn S. Zlotnick                        Assistant Treasurer

---------------

(*) 2929 Allen Parkway, Houston, Texas 77019

     (c) American General Distributors, Inc. is the principal underwriter for the Registrant. The licensed agents who sell the forms of Contract covered by this registration statement are compensated for such sales by commissions paid by Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

       The Variable Annuity Life Insurance Company
        2929 Allen Parkway
        Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

     There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

     a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

          1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          2. To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

     c. Additional Commitments

     The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or the Statement of Additional Information for Contracts of this Registration Statement.

     The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 (the "Act") if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

          (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

          (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to being the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.

     The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

          (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

          (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

     The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

          (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

          (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on this 30th day of October, 2000.



                                                  THE VARIABLE ANNUITY
                                                  LIFE INSURANCE COMPANY
                                                  SEPARATE ACCOUNT A

                                                  THE VARIABLE ANNUITY
                                                  LIFE INSURANCE COMPANY



Attest: /s/ Mary L. Cavanaugh                     By: /s/ John A. Graf
        ----------------------------                  --------------------------
         Mary L. Cavanaugh                            John A. Graf
         Senior Vice President, General Counsel       Chairman, Chief Executive
         and Secretary                                Officer and President


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, The Variable Annuity Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on this 30th day of October, 2000.




                                                  THE VARIABLE ANNUITY
                                                  LIFE INSURANCE COMPANY



Attest: /s/ Mary L. Cavanaugh                     By: /s/ John A. Graf
        ------------------------------------          --------------------------
         Mary L. Cavanaugh                            John A. Graf
         Senior Vice President, General Counsel       Chairman, Chief Executive
         and Secretary                                Officer and President

         Pursuant to the requirements of the Securities Act of 1933, this amendment has been signed below by the following persons in the capacities and on the date indicated.


            SIGNATURE                               TITLE                                  DATE
            ---------                               -----                                  ----

/s/ John A. Graf                   Chairman, Chief Executive                          October 30, 2000
--------------------------------   Officer and President
John A. Graf

/s/ Kent E. Barrett                Director, Executive Vice President,                October 30, 2000
--------------------------------   Chief Financial Officer and
Kent E. Barrett                    Principal Accounting Officer


                *                  Director and Executive Vice President -            October 30, 2000
--------------------------------   Sales
Bruce R. Abrams


                *                  Director and Executive Vice President -            October 30, 2000
--------------------------------   Operations
Carl J. Santillo

                *                  Director, Sr. Vice President, General              October 30, 2000
--------------------------------   Counsel & Secretary
Mary L. Cavanaugh


                *                  Director and Executive Vice President -            October 30, 2000
--------------------------------   Institutional Marketing
Robert P. Condon


                *                  Director and Senior Vice President -               October 30, 2000
--------------------------------   Human Resources
Rebecca G. Campbell


*By: /s/ Mary L. Cavanaugh
     ----------------------
     Mary L. Cavanaugh
     Attorney-in-Fact

                                INDEX TO EXHIBITS
                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 18

                                       TO
                                    FORM N-4
                                      FOR
                               SEPARATE ACCOUNT A
                                       OF
                              THE VARIABLE ANNUITY
                             LIFE INSURANCE COMPANY



      EXHIBIT NO.
      -----------
       8(j)(ii)       -- Form of Amendment No. 1 to Participation Agreement
                         between The Variable Annuity Life Insurance Company
                         and Evergreen Equity Trust dated October 2, 2000.
       8(j)(iii)      -- Form of Administrative Services Agreement between The
                         Variable Annuity Life Insurance Company and
                         Evergreen Investment Services, Inc. dated October 2,
                         2000.
       8(k)(i)        -- Form of Participation Agreement between The Variable
                         Annuity Life Insurance Company, SIT Mutual Funds,
                         Inc. and SIT Investment Associates, Inc. dated November
                         1, 2000.
       8(k)(ii)       -- Form of Administrative Services Agreement between The
                         Variable Annuity Life Insurance Company and SIT
                         Investment Associates, Inc. dated November 1, 2000.
       8(k)(iii)      -- Form of Participation Agreement between The Variable
                         Annuity Life Insurance Company, SIT MidCap Growth
                         Fund, Inc. and SIT Investment Associates, Inc. dated
                         November 1, 2000.
       8(k)(iv)       -- Form of Administrative Services Agreement between The
                         Variable Annuity Life Insurance Company and SIT
                         Investment Associates, Inc. dated November 1, 2000.
       8(l)(i)        -- Form of Participation Agreement between The Variable
                         Annuity Life Insurance Company, Ariel Investment Trust
                         and Ariel Distributors, Inc. dated November 7, 2000.
       8(l)(ii)       -- Form of Administrative Services Agreement between The
                         Variable Annuity Life Insurance Company and Ariel
                         Distributors, Inc.
       8(m)(i)        -- Form of Services Agreement between The Variable Annuity
                         Life Insurance Company and Janus Service Corporation.
       8(m)(ii)       -- Form of Participant Administrative Services Agreement
                         between The Variable Annuity Life Insurance Company
                         and Janus Service Corporation.
       8(m)(iii)      -- Form of Distribution and Shareholder Services Agreement
                         between The Variable Annuity Life Insurance Company
                         and Janus Distributors, Inc.
       8(n)(i)        -- Form of Participation Agreement between The Variable
                         Annuity Life Insurance Company, INVESCO Stock Funds,
                         Inc. and INVESCO Distributors, Inc.
       8(n)(ii)       -- Form of Administrative Services Agreement between The
                         Variable Annuity Life Insurance Company and INVESCO
                         Funds Group, Inc.
       8(o)(i)        --  Form of Participation Agreement between The Variable
                         Annuity Life Insurance Company, Warburg  Pincus Small
                         Company Growth Funds (common shares), Credit Suisse
                         Asset Management, LLC and Credit Suisse Asset
                         Management Securities, Inc. dated October 2, 2000.
       8(o)(ii)       -- Form of Administrative Services Agreement Letter
                         between The Variable Annuity Life Insurance Company
                         and Credit Suisse Asset Management, LLC dated October
                         2, 2000.
       8(p)(i)        -- Form of Participation Agreement between The Variable
                         Annuity Life Insurance Company, Lou Holland Fund and
                         HCM Investments, Inc. dated November 1, 2000.
       8(p)(ii)       -- Form of Administrative Services Agreement between The
                         Variable Annuity Life Insurance Company and Holland
                         Capital Management, L.P. dated November 1, 2000.
       8(q)           -- Form of Agency Agreement between The Variable Annuity
                         Life Insurance Company, MAS Funds, MAS Fund
                         Distribution, Inc. and Miller Anderson & Sherrerd, LLP
                         dated November 1, 2000.